Aetna Mutual Funds
      Aetna Index Plus Funds



                                   [PICTURE]

                        ENGINEERING BETTER INVESTMENTS



Semi-Annual Report

     April 30, 2001


                                                                     Aetna
                                                                       funds

                              President's Letter

Dear Valued Shareholder:                                         April 30, 2001


Thank you for investing in Aetna Series Fund, Inc. We are pleased to send you this report on the funds you have chosen to pursue your investment goals.

As I am sure you are well aware, the past six months have been trying for the U.S. stock market. Unprecedented market volatility has challenged even the most seasoned investor. The bear market, the first in the experience of many investors, affected almost everyone. The lessons to learn from this are the benefits of both diversification and investing for the long-term.

During the period, most major U.S. market indices produced negative returns. Reacting to a nosedive in business investment and fragile consumer confidence, the Federal Reserve (the "Fed") has taken aggressive action over the past several months reducing its overnight interest rate target by 2.0 percentage points in four separate steps. Because most banks tie their prime lending rates directly to the Fed funds rate, the lower interest rates make it less expensive for companies and individuals to borrow, which should in time help to restore both profitability and confidence.

On a positive note, these sharp plunges in the market have not affected household income or consumer spending. New home sales are nearing record highs and the dollar has gained strength against most other currencies. Although economic growth is slower than it was a year ago, the U.S. economy is still expanding. In fact, for the first three months of 2001, U.S. Gross Domestic Product increased at an annual rate of 2.0 percent.

The past six months proved to be an exciting and eventful time for Aeltus Investment Management, Inc., adviser to the funds. Some accomplishments worth mentioning:

  . December 13, 2000, ING Groep N.V. (ING) completed its acquisition of Aetna Financial Services and its subsidiaries, including Aeltus Investment Management, Inc. ING is a global financial institution that provides a full range of financial services to individual, corporate and institutional clients. This alliance gives Aeltus the ability and opportunity to provide even greater focus and superior service to our customers.

  . Aetna Small Company and International Funds received the Standard & Poor's Select Fund designation. In order to achieve this status, a fund must exhibit both a trend of consistently strong performance, as well as demonstrated ability from management to continue to serve as a catalyst for comparable performance.

  . Aetna Index Plus Mid Cap Fund received an overall 5-star rating from Morningstar, Inc. Aetna Value Opportunity Fund, Aetna Bond Fund, and Aetna Government Fund also received recognition from Morningstar with overall ratings of 4-stars.

Thank you for your continued confidence in the Aetna Series Fund and Aeltus Investment Management, Inc. We will continue to provide you with a diverse family of funds and related services to help balance your risk/reward equation under all market conditions.

Sincerely,

J. Scott Fox
President
Aetna Series Fund, Inc.

Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of April 30, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and 10-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The Overall Morningstar Rating (TM) is a weighted average of the fund's three-, five-, and 10-year (if applicable) risk-adjusted performance. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated exclusively against U.S.-domiciled funds. Ratings are for the A & I share class; other classes may vary. The investment adviser has waived or reimbursed the Fund for some operating expenses, which had a positive impact on performance. Overall and 3-year rankings for the Aetna Index Plus Mid Cap (5 stars) and Aetna Value Opportunity (4 stars) are rated in a universe of 4,363 Domestic Equity Funds. Aetna Bond and Aetna Government funds (4 stars) are rated in a universe of 1,802 Taxable Bond Funds. Aetna Bond Fund and Aetna Government Fund received 4 stars for the 5-year rating among 1,327 Taxable Bond Funds. These funds are subject to market risk; investment return and principal value will vary with market conditions and you may have a gain or loss when you sell your shares. A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

Table of Contents
President's Letter.......................................................   i
Index Plus Funds:
Investment Review........................................................   1
Portfolios of Investments:
 Aetna Index Plus Large Cap Fund.........................................   8
 Aetna Index Plus Mid Cap Fund...........................................  15
 Aetna Index Plus Small Cap Fund.........................................  21
Statements of Assets and Liabilities.....................................  29
Statements of Operations.................................................  31
Statements of Changes in Net Assets......................................  32
Notes to Financial Statements............................................  38
Financial Highlights.....................................................  44

                        Aetna Index Plus Large Cap Fund

                       Aetna
                    Index Plus      S&P 500
                     Large Cap       Index
                         10000        10000     12/10/96
                         10932        10763
                         13100        12879
                         12449        12396     10/31/97
                         13406        13340
                         15247        15186
                         15671        15365
                         15370        15124     10/31/98
                         18496        17674
                         19028        18499
                         19051        18469
                         19834        19005     10/31/99
                         20701        19501
                         21624        20371
                         21555        20124
                         21419        20161     10/31/00
                         20027        19324
                         18457        17728     04/30/01

                         Aetna Index Plus Mid Cap Fund

                       Aetna        S&P
                    Index Plus     Midcap
                      Mid Cap    400 Index
                         10000        10000     02/01/98
                         11250        11290
                         10610        10429
                         10359        10109     10/31/98
                         11873        11433
                         12336        12016
                         12858        12444
                         12758        12240     10/31/99
                         13957        13263
                         16190        14841
                         16447        15107
                         17278        16113     10/31/00
                         17262        16393
                         16756        15887     04/30/01

                                                      See Definition of Terms. 1

                        Aetna Index Plus Small Cap Fund

                       Aetna          S&P
                    Index Plus      Smallcap
                     Small Cap     600 Index
                         10000         10000   02/01/98
                         11190         11249
                          9980          9868
                          8871          8844   10/31/98
                          9775          9814
                          9634          9642
                         10346         10347
                          9975          9909   10/31/99
                         10510         10825
                         11052         11619
                         10831         11648
                         11704         12412   10/31/00
                         12036         13025
                         11664         12559   04/30/01

          -----------------------------------------------------------------------------------------
                                          Average Annual Total Returns
                                      for the period ended April 30, 2001*
          -----------------------------------------------------------------------------------------
                                Index Plus Large Cap   Index Plus Mid Cap   Index Plus Small Cap
          -----------------------------------------------------------------------------------------
                                1 Year     Inception   1 Year   Inception    1 Year    Inception
          -----------------------------------------------------------------------------------------
             Class I            -14.65%     14.98%      3.50%     17.30%     5.54%       4.88%
          -----------------------------------------------------------------------------------------
             Class A:
                   POP (1)      -17.43%     13.77%      0.08%     15.89%     2.12%       3.62%
                   NAV (2)      -14.89%     14.57%      3.20%     16.99%     5.29%       4.60%
          -----------------------------------------------------------------------------------------
             Class B:
                   w/CDSC (3)   -19.72%     13.55%     -1.95%     15.42%    -0.50%       2.93%
                   NAV          -15.50%     13.85%      2.44%     16.09%     4.50%       3.79%
          -----------------------------------------------------------------------------------------
             Class C:
                   w/CDSC (4)   -15.94%     14.13%      1.93%     16.37%     4.02%       4.06%
                   NAV          -15.30%     14.13%      2.59%     16.37%     4.77%       4.06%
          -----------------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, the performance is calculated by using the performance of Class I since its inception date (12/10/96 for Index Plus Large Cap), and for periods prior to the inception of Class B and Class C the performance of each class is calculated by using the performance of Class I since its inception date (02/03/98 for Index Plus Mid Cap and Index Plus Small Cap), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            Aetna Index Plus Funds

How did the Funds perform during the period?

The performance listed below for the Aetna Index Plus Funds (Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) and their respective benchmarks is for the six month period ended April 30, 2001:

2  See Definition of Terms.

   ----------------------------------------------------------------------------------------
                            FUND RETURN                                  BENCHMARK INDEX
     INDEX PLUS FUNDS         CLASS I       BENCHMARK INDEX                   RETURN
   ----------------------------------------------------------------------------------------
     Index Plus Large Cap     -13.83%       S&P 500 Index (a)                -12.07%
     Index Plus Mid Cap        -3.02%       S&P 500 Index (b)                 -1.40%
     Index Plus Small Cap      -0.34%       S&P SmallCap 600 Index (c)         1.18%

What economic or financial market conditions impacted the Funds?

Index Plus Large Cap:
The Standard & Poor's (S&P) 500 Index fell 12.07% during the period. While the market was able to rally in response to the Federal Reserve's inter-meeting 50 basis point rate cuts in January and April, these rallies were not strong enough to counter the severe corrections which occurred in November 2000 and in February and March of this year. Fears over the adverse impact a slowing U.S. economy would have on technology companies' earnings caused investors to continue to allocate away from this sector. Despite sharp rallies in January and April, the Technology sector was the worst performing sector with a loss of nearly 36% during the period.

The strongest performing sectors during the period were Basic Materials, Consumer Cyclicals, Energy, Utilities, and Transportation. The strong performance of the Basic Materials, Energy and Utilities sectors was attributable to higher energy prices -- especially in California -- and the perception of these sectors as "safe havens" in a difficult equity market. In general, performance within the equity market was extremely volatile during the last six months, marked by sudden and dramatic changes in market leadership.

Index Plus Mid Cap:
The S&P MidCap 400 Index fell 1.40% during the period. While the market was able to rally in response to the Federal Reserve's inter-meeting 50 basis point rate cuts in January and April, these rallies were not strong enough to counter the severe corrections which occurred in November 2000 and February and March of this year. Fears over the adverse impact a slowing U.S. economy would have on technology and communication services companies' earnings caused investors to continue to allocate away from these sectors. Despite sharp rallies in January and April, these sectors were the worst performing sectors with losses of 16% and 17%, respectively, during the period.

The strongest performing sectors during the period were Basic Materials, Consumer Staples, and Energy. The strong performance of the Basic Materials and Energy sectors was attributable to higher energy prices -- especially in California -- and the perception of these sectors as "safe havens" in a difficult equity market. In general, performance within the equity market was extremely volatile during the last six months, marked by sudden and dramatic changes in market leadership.

Index Plus Small Cap:
The S&P SmallCap 600 Index rose 1.18% during the period. The positive return was primarily due to the strong performance in the Transportation, Energy, Utilities and Basic Materials sectors. Fears over the adverse impact a slowing U.S. economy would have on technology companies' earnings caused investors to continue to allocate away from this sector.

Despite sharp rallies in January and April due to the Federal Reserve's inter-meeting 50 basis point cuts, Technology was the worst performing sector with a loss of 19% during the period. (One basis point is equal to one hundredth of a percent, or 0.01%.) The strong performance of the Energy and Utility sectors was attributable to higher energy prices -- especially in California -- and the perception of these sectors as "safe havens" in a difficult equity market. In general, performance within the equity market was extremely volatile during the last six months, marked by sudden and dramatic changes in market leadership.

                                                      See Definition of Terms. 3

What investments influenced the Funds' performance over the past six months?

Index Plus Large Cap:
The Index Plus Large Cap Fund underperformed the S&P 500 Index during the period. The bulk of the Fund's underperformance was due to poor individual security selection by the model used to manage the Fund. Security selection was poor because factor performance was perverse, especially in January following the Federal Reserve's first rate cut on January 3rd. Those stocks which ranked poorly in the bottom deciles of Estimate Trend, Price Momentum, Earnings Momentum and Growth Reliability outperformed those in the top deciles by 15% or more on an equally weighted basis in January. That is, the stocks that performed best were those analysts had downgraded most actively, those with poor prior price momentum, those with the largest declines in earnings over the last 4 quarters, and those with the least consistent earnings growth.

The Fund benefited from the low number of well-ranked stocks in the Technology sector; that sector had the lowest absolute return during the period. It also benefited from its overweight in the Energy sector. Positive performance from these positions was largely offset by the Fund's underweight in Consumer Cyclicals, as that sector posted the second highest return in the S&P 500 Index(a) during the period.

The majority of the impact of adverse individual security selection occurred within the Technology sector. The Fund was underweight in Microsoft (-1.63% period return) and overweight in EMC (-54.6% period return) and Oracle (-51.0% period return). This was partially offset by the positive impact of having been underweight in Cisco (-68.5% period return) and Lucent (-56.9% period return).

Index Plus Mid Cap:
The Index Plus Mid Cap Fund underperformed the S&P MidCap 400 Index during the period. The bulk of the Fund's underperformance was due to poor individual security selection by the model used to manage the Fund. Security selection was poor because factor performance was perverse, especially in January following the Federal Reserve's first rate cut on January 3rd. Those stocks which ranked poorly in the bottom deciles of Estimate Trend, and Price Momentum outperformed those in the top deciles by 15% or more on an equally weighted basis in January. That is, the stocks that performed best were those analysts had downgraded most actively and those with poor prior price momentum over the last 4 quarters.

The Fund benefited from the high number of well-ranked stocks in the Energy sector as that sector had the highest absolute return during the period. Positive performance from this positioning was largely offset by the adverse impact of the Fund's underweight in Consumer Cyclicals -- which outperformed the S&P MidCap 400 Index during the period -- and its modest overweight in Technology in the first half of the period.

The majority of the impact of adverse individual security selection occurred within the Technology sector. In particular, the Fund was overweight in Rational Software (-59.4% period return) and Waters Corporation (-28.1% period return).

Index Plus Small Cap:
The Index Plus Small Cap Fund underperformed the S&P SmallCap 600 Index during the period. The bulk of the Fund's underperformance was due to poor individual security selection by the model used to manage the Fund. Security selection was poor because factor performance was perverse, especially in January following the Federal Reserve's first rate cut of the year on January 3rd. Those stocks which ranked poorly in the bottom deciles of Estimate Trend, and Price Momentum outperformed those in the top deciles by 28% or more on an equally weighted basis in January. That is, the stocks that performed best were those analysts had downgraded most actively and those with poor prior price momentum over the last 4 quarters.

The Fund benefited from an underweight in technology and a number of well-ranked stocks in the HealthCare sector that performed very well. Positive performance from this positioning and selection was largely offset by the adverse impact of the Fund's security selection in the Technology and Basic Material sectors. In the Technology sector, the Fund was underweight in Advanced Energy Industries Inc. (+101% period return) and in the Basic Materials sector, the Fund was under-

4  See Definition of Terms.

weight in Massey Energy Corporation (+140% period return).

This perverse factor behavior has been attributed to a "January effect" in which stocks that have suffered from tax-loss selling late in the prior year bounce back in January. This effect was exacerbated by the seasonal pattern of strong inflows into equities in the early part of the year, and, aggressive easing by the Federal Reserve that sharply altered market psychology. Similar perverse behavior occurred in April following the Federal Reserve's inter-meeting easing on April 18. Although to a lesser extent, investors once again consciously sought stocks that had sold off sharply despite the fact that many of these stocks continue to have poor near-term earnings outlooks.

What is your outlook going forward?

We believe investor behavior in January and April of this year represents an abnormal period rather than a sudden shift in the way investors will value individual equities in the long term. That is, we believe it is unlikely that investors will markedly change their historical behavior for a sustained period of time in favor of stocks that are being most actively downgraded by analysts, that are showing the greatest declines in actual earnings, and that exhibit the poorest earnings growth reliability. As the U.S. economy stabilizes, we expect performance within the U.S. equity markets will also steady in favor of those companies with the positive attributes our quantitative model is designed to measure: superior business momentum, market recognition, and attractive valuation.

Index Plus Large Cap:

------------------------------------------------------------------------
                                  % OF EQUITY    % OF     OVER/(UNDER)
  SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
------------------------------------------------------------------------
  Basic Materials                     2.4%        2.6%       (0.2)%
  Capital Goods                       9.5%        9.3%        0.2%
  Communication Services              4.6%        5.9%       (1.3)%
  Consumer Cyclicals                  6.2%        8.5%       (2.3)%
  Consumer Staples                   11.0%       12.7%       (1.7)%
  Energy                              8.3%        6.7%        1.6%
  Financials                         20.0%       17.2%        2.8%
  Health Care                        14.8%       12.6%        2.2%
  Technology                         17.1%       19.8%       (2.7)%
  Transportation                      0.7%        0.7%         --
  Utilities                           5.4%        4.0%        1.4%

---------------------------------------------
                                   % OF NET
  TOP FIVE EQUITY HOLDINGS          ASSETS
---------------------------------------------
  General Electric Co.                4.2%
  Pfizer, Inc.                        3.5%
  Microsoft Corp.                     3.1%
  Exxon Mobil Corp.                   2.7%
  Citigroup Inc.                      2.1%

                                                      See Definition of Terms. 5

Index Plus Mid Cap:

--------------------------------------------------------------------------------
                                      % OF EQUITY     % OF S&P     OVER/(UNDER)
 SECTOR                               INVESTMENTS    MIDCAP 400     WEIGHTING
--------------------------------------------------------------------------------
 Basic Materials                          3.5%          4.0%           (0.5)%
 Capital Goods                            6.3%          7.1%           (0.8)%
 Communication Services                   0.9%          1.6%           (0.7)%
 Consumer Cyclicals                      13.3%         14.7%           (1.4)%
 Consumer Staples                         7.5%          7.7%           (0.2)%
 Energy                                   8.6%          7.2%            1.4%
 Financials                              18.9%         16.5%            2.4%
 Health Care                             13.7%         11.4%            2.3%
 Technology                              15.7%         19.7%           (4.0)%
 Transportation                           1.7%          1.9%           (0.2)%
 Utilities                                9.9%          8.2%            1.7%

-------------------------------------------------
                                        % OF NET
 TOP FIVE EQUITY HOLDINGS                ASSETS
-------------------------------------------------
 Millennium Pharmaceuticals, Inc.         1.5%
 Genzyme Corp.                            1.2%
 Waters Corp.                             1.1%
 R.J. Reynolds Tobacco Holdings, Inc.     1.0%
 Quest Diagnostics Inc.                   0.9%


 Index Plus Small Cap:

--------------------------------------------------------------------------------
                                      % OF EQUITY     % OF S&P     OVER/(UNDER)
 SECTOR                               INVESTMENTS   SMALLCAP 600     WEIGHTING
--------------------------------------------------------------------------------
 Basic Materials                          4.2%          4.4%          (0.2)%
 Capital Goods                           11.6%         13.0%          (1.4)%
 Communication Services                   0.3%          0.4%          (0.1)%
 Consumer Cyclicals                      19.8%         19.2%           0.6%
 Consumer Staples                        10.0%          9.6%           0.4%
 Energy                                   9.0%          7.1%           1.9%
 Financials                              12.7%         11.1%           1.6%
 Health Care                             12.9%         11.6%           1.3%
 Technology                              11.8%         16.5%          (4.7)%
 Transportation                           2.3%          2.9%          (0.6)%
 Utilities                                5.4%          4.2%           1.2%

-------------------------------------------------
                                        % OF NET
 TOP FIVE EQUITY HOLDINGS                ASSETS
-------------------------------------------------
 Universal Health Services, Inc.          1.3%
 Cross Timbers Oil Co.                    1.0%
 Timberland Co. (The)                     0.9%
 Shaw Group, Inc.                         0.9%
 Fidelity National Financial, Inc.        0.8%


The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Funds are subject to change.

6  See Definition of Terms.

Definition Of Terms

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Index Plus Funds is 3.00%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 0.75%.

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(c) The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The unmanaged indices described above are not available for individual investment.

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Large Cap
================================================================================

                                         Number of            Market
                                           Shares             Value
                                        ------------     ---------------
COMMON STOCKS (95.0%)
Aerospace/Defense (1.5%)
Boeing Co. ...........................        61,800           3,819,240
General Dynamics Corp. ...............        11,600             894,128
Goodrich (B.F.) Co. ..................         5,600             220,640
Lockheed Martin Corp. ................        30,600           1,075,896
Northrop Grumman Corp. ...............         5,000             451,250
                                                           -------------
                                                               6,461,154
                                                           -------------
Agriculture (0.1%)
Archer-Daniels-Midland Co. ...........        22,000             262,020
                                                           -------------
Air Freight (0.1%)
FedEx Corp. + ........................        10,160             427,431
                                                           -------------
Airlines (0.2%)
AMR Corp. +...........................         5,600             213,416
Delta Air Lines, Inc. ................         5,900             259,777
Southwest Airlines Co. ...............        26,300             478,923
                                                           -------------
                                                                 952,116
                                                           -------------
Aluminum (0.3%)
Alcan Aluminum Ltd. ..................         9,900             440,550
Alcoa Inc. ...........................        23,000             952,200
                                                           -------------
                                                               1,392,750
                                                           -------------
Auto Parts & Equipment (0.2%)
Dana Corp. ...........................         5,300             104,039
Delphi Automotive Systems Corp. ......        20,500             305,450
Genuine Parts Co. ....................         5,100             137,700
Snap-On, Inc. ........................         1,300              37,700
TRW, Inc. ............................         4,400             169,224
Visteon Corp. ........................         3,905              64,550
                                                           -------------
                                                                 818,663
                                                           -------------
Automobiles (1.1%)
Ford Motor Co. .......................       129,500           3,817,660
General Motors Corp. .................        19,200           1,052,352
                                                           -------------
                                                               4,870,012
                                                           -------------
Banks - Major Regional (4.0%)
AmSouth Bancorporation ...............        13,400             229,810
Bank of New York Co., Inc. ...........        27,000           1,355,400
Bank One Corp. .......................        42,500           1,605,225
BB&T Corp. ...........................        14,400             510,048
Comerica, Inc. .......................        12,100             622,303
Fifth Third Bancorp ..................        20,400           1,096,704
Fleet Boston Financial Corp. .........        39,690           1,522,905
Huntington Bancshares Inc. ...........         8,000             120,560
KeyCorp ..............................        15,200             352,336
Mellon Financial Corp. ...............        17,600             720,368
National City Corp. ..................        21,900             595,899
Northern Trust Corp. .................         9,000             585,270
PNC Financial Services Group .........        10,600             689,742
Regions Financial Corp. ..............         8,000             243,600
SouthTrust Corp. .....................         9,500             451,725
State Street Corp. ...................         6,700             695,326


Banks - Major Regional (continued)
Suntrust Banks, Inc. .................        10,500             666,750
Synovus Financial Corp. ..............        10,200             293,556
U.S. Bancorp .........................        68,081           1,441,956
Union Planters Corp. .................         8,000             304,080
Wachovia Corp. .......................         7,300             443,840
Wells Fargo & Co. ....................        63,900           3,001,383
                                                           -------------
                                                              17,548,786
                                                           -------------
Banks - Money Center (1.8%)
Bank of America Corp. ................        61,400           3,438,400
First Union Corp. ....................        36,700           1,099,899
J.P. Morgan Chase & Co. ..............        71,100           3,411,378
                                                           -------------
                                                               7,949,677
                                                           -------------
Beverages - Alcoholic (0.3%)
Anheuser-Busch Co., Inc. .............        32,100           1,283,679
Brown-Forman Corp. ...................         1,100              66,880
Coors (Adolph) Co. ...................         1,600              83,200
                                                           -------------
                                                               1,433,759
                                                           -------------
Beverages - Non-Alcoholic (1.0%)
Coca-Cola Co. (The) ..................        91,200           4,212,528
                                                           -------------
Biotechnology (0.8%)
Amgen, Inc. +.........................        38,200           2,335,548
Biogen, Inc. + .......................         5,300             342,698
Chiron Corp. + .......................         6,400             307,264
MedImmune, Inc. + ....................        10,100             395,415
                                                           -------------
                                                               3,380,925
                                                           -------------
Broadcasting - TV, Radio & Cable (0.2%)
Comcast Corp. - Class A Special +.....        15,500             680,605
                                                           -------------
Building Materials Group (0.1%)
Masco Corp. ..........................        17,100             393,300
                                                           -------------
Chemicals (0.9%)
Air Products and Chemicals, Inc. .....        15,300             657,747
Dow Chemical Co. .....................        15,400             515,130
Du Pont (E.I.) de Nemours ............        45,900           2,074,221
Eastman Chemical Co. .................         4,200             223,608
Praxair, Inc. ........................         6,900             326,577
                                                           -------------
                                                               3,797,283
                                                           -------------
Chemicals - Diversified (0.1%)
Engelhard Corp. ......................         5,500             141,405
FMC Corp. +...........................         1,600             114,704
                                                           -------------
                                                                 256,109
                                                           -------------
Chemicals - Speciality (0.1%)
Ecolab, Inc. .........................         5,200             196,716
Great Lakes Chemical Corp. ...........         1,600              50,288
Hercules, Inc. .......................         4,600              54,970
International Flavors & Fragrances,
 Inc..................................         2,300              56,856
Sigma-Aldrich Corp. ..................         5,300             244,012
                                                           -------------
                                                                 602,842
                                                           -------------
Communications Equipment (1.2%)
ADC Telecommunications, Inc. .........        26,700             200,517
Andrew Corp. + .......................         2,300              40,296




8  See Notes to Portfolio Investments.

================================================================================

                                         Number of            Market
                                           Shares             Value
                                        ------------       -------------
Communications Equipment (Continued)
Comverse Technology, Inc. +...........        12,400             849,400
Corning, Inc. ........................        35,200             773,344
Nortel Networks Corp. ................        70,300           1,075,590
QUALCOMM Inc. +.......................        27,600           1,583,136
Scientific-Atlanta, Inc. .............         9,500             548,435
                                                           -------------
                                                               5,070,718
                                                           -------------
Computers - Hardware (3.2%)
Apple Computer, Inc. +................        12,700             323,723
Compaq Computer Corp. ................        27,800             486,500
Dell Computer Corp. + ................        97,000           2,550,130
Gateway, Inc. + ......................        10,300             195,700
Hewlett-Packard Co. ..................        33,800             960,934
International Business Machines Corp.         64,500           7,426,530
NCR Corp. + ..........................         3,400             159,834
Sun Microsystems, Inc. + .............       120,300           2,059,536
                                                           -------------
                                                              14,162,887
                                                           -------------
Computers - Networking (0.6%)
Avaya Inc. +..........................         9,000             133,110
Cisco Systems, Inc. + ................       126,100           2,141,178
Network Appliance, Inc. +.............        11,800             268,452
                                                           -------------
                                                               2,542,740
                                                           -------------
Computers - Peripherals (0.7%)
EMC Corp. +...........................        80,900           3,203,640
                                                           -------------
Computers Software/Services (4.9%)
Adobe Systems, Inc. ..................         8,700             390,804
Autodesk, Inc. .......................         1,700              59,262
BMC Software, Inc. +..................         8,400             203,196
Citrix Systems, Inc. +................         4,300             122,120
Computer Associates International,
 Inc..................................        20,400             656,676
Compuware Corp. + ....................         7,500              77,100
Intuit Inc. +.........................         7,100             227,484
Mercury Interactive Corp. + ..........         3,900             257,985
Microsoft Corp. +.....................       202,200          13,699,050
Novell, Inc. + .......................        11,300              54,014
Oracle Corp. +........................       205,800           3,325,728
PeopleSoft, Inc. +....................        10,400             385,216
Siebel Systems, Inc. +................        15,000             683,700
Unisys Corp. + .......................        11,600             139,664
VERITAS Software Corp. +..............        15,300             912,033
                                                           -------------
                                                              21,194,032
                                                           -------------
Construction (0.0%)
Vulcan Materials Co. .................         3,000             138,690
                                                           -------------
Consumer Finance (1.1%)
Capital One Financial Corp. ..........        10,200             641,172
Countrywide Credit Industries, Inc. ..         6,500             277,355
Household International, Inc. ........        33,300           2,131,866
MBNA Corp. ...........................        32,500           1,158,625
Providian Financial Corp. ............        10,500             559,650
                                                           -------------
                                                               4,768,668
                                                           -------------
Containers - Metal & Glass (0.0%)
Ball Corp. ...........................         1,000        $     46,000
                                                           -------------
Containers/Packaging - Paper (0.1%)
Bemis Co., Inc. ......................         1,500              56,415
Pactiv Corp. + .......................         4,900              68,502
Temple-Inland Inc. ...................         2,500             127,500
                                                           -------------
                                                                 252,417
                                                           -------------
Distributors - Food & Health (0.7%)
Cardinal Health, Inc. ................        24,600           1,658,040
McKesson HBOC, Inc. ..................         9,500             292,980
SUPERVALU, Inc. ......................         3,800              51,946
Sysco Corp. ..........................        31,900             897,028
                                                           -------------
                                                               2,899,994
                                                           -------------
Electric Companies (3.1%)
Allegheny Energy, Inc. ...............         6,800             347,888
Ameren Corp. .........................         5,700             239,229
American Electric Power Co., Inc. ....        11,400             562,476
Cinergy Corp. ........................        11,000             381,480
CMS Energy Corp. .....................         9,400             294,220
Consolidated Edison, Inc. ............         7,600             284,316
Constellation Energy Group ...........         9,200             439,208
Dominion Resources, Inc. .............        11,400             780,786
DTE Energy Co. .......................         7,100             297,632
Duke Energy Corp. ....................        28,000           1,309,280
Edison International Inc. +...........        23,000             226,550
Entergy Corp. ........................        12,400             502,200
Exelon Corp. .........................        19,000           1,311,950
FirstEnergy Corp. ....................        11,400             345,420
FPL Group, Inc. ......................        12,700             760,730
GPU, Inc. ............................         8,400             279,804
Niagara Mohawk Holdings Inc. +........         5,200              87,412
NiSource Inc. ........................         9,900             294,723
Pinnacle West Capital Corp. ..........         5,900             296,121
PPL Corp. ............................         9,000             495,000
Progress Energy, Inc. ................         7,400             327,376
Public Service Enterprise Group, Inc.         11,100             515,484
Reliant Energy Inc. ..................        20,400           1,010,820
Southern Co. .........................        23,000             537,970
TXU Corp. ............................        14,800             650,608
Xcel Energy, Inc. ....................        24,205             755,196
                                                           -------------
                                                              13,333,879
                                                           -------------
Electric Utilities (0.1%)
Mirant Corp. + .......................        12,500             510,000
                                                           -------------
Electrical Equipment (4.5%)
Cooper Industries, Inc. ..............         3,700             138,269
Emerson Electric Co. .................        15,900           1,059,735
General Electric Co. .................       375,800          18,237,574
Power-One, Inc. +.....................         3,700              64,787
Rockwell International Corp. .........         5,600             252,168
                                                           -------------
                                                              19,752,533
                                                           -------------




                                          See Notes to Portfolio Investments.  9

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Large Cap
================================================================================



                                         Number of            Market
                                           Shares             Value
                                        ------------       -------------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc. ................         2,000        $     77,560
                                                           -------------
Electronics - Defense (0.1%)
Raytheon Co. - Class B ...............         8,100             239,193
                                                           -------------
Electronics - Instruments (0.1%)
PerkinElmer, Inc. ....................         2,500             167,275
Tektronix, Inc. +.....................         4,700             113,740
                                                           -------------
                                                                 281,015
                                                           -------------
Electronics - Semiconductors (3.7%)
Advanced Micro Devices, Inc. +........        18,400             570,400
Altera Corp. + .......................        14,000             354,060
Analog Devices, Inc. +................        12,600             596,106
Applied Micro Circuits Corp. +........        11,000             286,220
Broadcom Corp. - Class A +............         5,700             236,892
Intel Corp. ..........................       246,700           7,625,497
JDS Uniphase Corp. +..................        49,300           1,054,034
Linear Technology Corp. ..............        11,800             566,872
Maxim Integrated Products, Inc. + ....        14,800             756,280
Micron Technology, Inc. +.............        22,200           1,007,436
National Semiconductor Corp. +........         6,400             184,320
Texas Instruments, Inc. ..............        65,400           2,530,980
Vitesse Semiconductor Corp. + ........         6,700             227,130
                                                           -------------
                                                              15,996,227
                                                           -------------
Engineering & Construction (0.0%)
Fluor Corp. ..........................         2,000             105,420
                                                           -------------
Entertainment (2.2%)
AOL Time Warner Inc. + ...............        78,800           3,979,400
Viacom, Inc. - Class B +..............        66,200           3,446,372
Walt Disney Co. (The) ................        76,100           2,302,025
                                                           -------------
                                                               9,727,797
                                                           -------------
Equipment - Semiconductors (0.4%)
Applied Materials, Inc. + ............        30,400           1,659,840
Novellus Systems, Inc. + .............         3,100             170,965
                                                           -------------
                                                               1,830,805
                                                           -------------
Financial - Diversified (5.6%)
Ambac Financial Group, Inc. ..........         7,400             398,194
American Express Co. .................        48,800           2,071,072
CIT Group, Inc. (The) ................        18,500             678,950
Citigroup Inc. .......................       187,000           9,191,050
Fannie Mae ...........................        70,200           5,634,252
Freddie Mac ..........................        49,200           3,237,360
Moody's Corp. ........................         5,200             163,280
Morgan Stanley Dean Witter & Co. .....        42,300           2,656,017
USA Education Inc. ...................         8,200             583,020
                                                           -------------
                                                              24,613,195
                                                           -------------
Foods (1.7%)
Campbell Soup Co. ....................        14,000             426,160
ConAgra Foods, Inc. ..................        20,100             418,281
General Mills, Inc. ..................         9,900             390,159
Heinz (H.J.) Co. .....................        11,600             454,140
Hershey Foods Corp. ..................         3,800             229,558
Kellogg Co. ..........................        14,600             372,300
PepsiCo, Inc. ........................        54,900           2,405,169
Quaker Oats Co. ......................         4,500             436,500
Ralston Purina Group .................        12,800             388,992
Sara Lee Corp. .......................        29,700             591,327
Unilever NV ..........................        20,300           1,139,236
Wrigley (Wm.) Jr. Co. ................         6,400             309,184
                                                           -------------
                                                               7,561,006
                                                           -------------
Footwear (0.1%)
NIKE, Inc. - Class B .................         6,200             259,222
Reebok International Ltd. +...........         3,200              82,016
                                                           -------------
                                                                 341,238
                                                           -------------
Gaming, Lottery, & Pari-mutuel (0.1%)
Harrah's Entertainment, Inc. + .......         6,600             227,700
                                                           -------------
Gold/Precious Metals Mining (0.0%)
Homestake Mining Co. .................        11,600              72,268
                                                           -------------
Hardware & Tools (0.0%)
Black & Decker Corp. .................         2,300              91,678
Stanley Works (The) ..................         2,100              76,125
                                                           -------------
                                                                 167,803
                                                           -------------
Health Care - Drugs (0.2%)
Alza Corp. + .........................        14,500             662,940
Watson Pharmaceuticals, Inc. + .......         3,700             184,260
                                                           -------------
                                                                 847,200
                                                           -------------
Health Care - Drugs/Pharmaceuticals (7.1%)
Allergan, Inc. .......................         5,800             440,800
Eli Lilly & Co. ......................        42,600           3,621,000
Forest Laboratories, Inc. +...........        10,000             611,500
King Pharmaceuticals, Inc. +..........         5,900             248,567
Merck & Co., Inc. ....................        84,400           6,411,868
Pfizer, Inc. .........................       349,000          15,111,700
Pharmacia Corp. ......................        47,400           2,477,124
Schering-Plough Corp. ................        54,700           2,108,138
                                                           -------------
                                                              31,030,697
                                                           -------------
Health Care - Hospital Management (0.4%)
HCA - The Healthcare Co. .............        19,100             739,170
Tenet Healthcare Corp. + .............        24,100           1,075,824
                                                           -------------
                                                               1,814,994
                                                           -------------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + ...................         4,700             109,040
                                                           -------------
Health Care - Managed Care (0.5%)
Humana, Inc. + .......................         9,600              94,848
UnitedHealth Group Inc. ..............        22,500           1,473,300
Wellpoint Health Networks, Inc. +.....         4,400             432,300
                                                           -------------
                                                               2,000,448
                                                           -------------
Health Care - Medical Products/Supplies (1.3%)
Applera Corp. ........................         7,500             240,450
Bard (C.R.) Inc. .....................         1,400              61,614
Bausch & Lomb, Inc. ..................         1,900              81,130
Baxter International, Inc. ...........        11,000           1,002,650




10  See Notes to Portfolio Investments.

================================================================================

                                         Number of            Market
                                           Shares              Value
                                         -----------        ------------
Health Care - Medical Products/supplies
 (continued)
Becton, Dickinson & Co. ..............         8,700             281,445
Biomet, Inc. .........................        10,300             440,119
Boston Scientific Corp. +.............        13,000             206,440
Guidant Corp. + ......................        10,400             426,400
Medtronic, Inc. ......................        45,700           2,038,220
St. Jude Medical, Inc. + .............         5,200             297,700
Stryker Corp. ........................         8,700             515,823
                                                            ------------
                                                               5,591,991
                                                            ------------
Health Care - Special Services (0.0%)
HEALTHSOUTH Corp. + ..................        13,900             195,295
                                                           ---------------
Health Care Diversified (3.3%)
Abbott Laboratories ..................        56,900           2,639,022
American Home Products Corp. .........        49,000           2,829,750
Bristol-Myers Squibb Co. .............        71,900           4,026,400
Johnson & Johnson ....................        52,500           5,065,200
                                                            ------------
                                                              14,560,372
                                                            ------------
Homebuilding (0.1%)
Centex Corp. .........................         2,900             125,135
KB HOME ..............................         1,500              45,330
Pulte Corp. ..........................         1,500              70,170
                                                            ------------
                                                                 240,635
                                                            ------------
Household Furnishings & Appliances (0.1%)
Leggett & Platt, Inc. ................         7,100             137,811
Maytag Corp. .........................         2,300              79,925
Whirlpool Corp. ......................         3,500             195,195
                                                            ------------
                                                                 412,931
                                                            ------------
Household Products - Non-Durable (1.3%)
Clorox Co. ...........................         8,400             267,372
Colgate-Palmolive Co. ................        20,400           1,139,340
Kimberly-Clark Corp. .................        22,900           1,360,260
Procter & Gamble Co. .................        47,800           2,870,390
                                                            ------------
                                                               5,637,362
                                                            ------------
Housewares (0.1%)
Fortune Brands, Inc. .................         4,100             127,715
Newell Rubbermaid Inc. ...............         7,700             207,592
Tupperware Corp. .....................         1,300              28,626
                                                            ------------
                                                                 363,933
                                                            ------------
Insurance - Life/Health (1.2%)
AFLAC, Inc. ..........................        38,000           1,208,400
American General Corp. ...............        28,900           1,260,329
Conseco, Inc. +.......................        11,700             222,651
Jefferson-Pilot Corp. ................         5,700             265,962
Lincoln National Corp. ...............        13,200             609,312
MetLife, Inc. ........................        27,100             785,900
Torchmark Corp. ......................         6,400             242,496
UnumProvident Corp. ..................        15,300             457,623
                                                            ------------
                                                               5,052,673
                                                            ------------
Insurance - Multi-Line (2.3%)
American International Group, Inc. ...        84,900           6,944,820
CIGNA Corp. ..........................         9,400           1,002,980
Hartford Financial Services Group,
 Inc..................................        16,700           1,037,070
Loews Corp. ..........................        13,900             936,999
                                                            ------------
                                                               9,921,869
                                                            ------------
Insurance - Property/Casualty (1.1%)
Allstate Corp. (The) .................        50,800           2,120,900
Chubb Corp. ..........................         6,400             427,200
Cincinnati Financial Corp. ...........         7,700             295,526
MBIA, Inc. ...........................         9,450             452,183
MGIC Investment Corp. ................         5,400             350,946
Progressive Corp. ....................         4,500             525,600
SAFECO Corp. .........................         4,300             114,810
St. Paul Co., Inc. ...................        12,100             545,710
                                                            ------------
                                                               4,832,875
                                                            ------------
Insurance Brokers (0.3%)
Aon Corp. ............................         8,800             292,512
Marsh & McLennan Co., Inc. ...........         9,400             906,536
                                                            ------------
                                                               1,199,048
                                                            ------------
Investment Banking/Brokerage (0.7%)
Bear Stearns Co., Inc. (The) .........         3,700             186,110
Charles Schwab Corp. .................        22,500             445,500
Lehman Brothers Holdings Inc. ........         8,800             640,200
Merrill Lynch & Co., Inc. ............        30,100           1,857,170
                                                            ------------
                                                               3,128,980
                                                            ------------
Investment Management (0.2%)
Franklin Resources, Inc. .............         8,900             388,485
Price (T. Rowe) Associates, Inc. .....         6,900             239,844
Stilwell Financial, Inc. .............         9,800             288,806
                                                            ------------
                                                                 917,135
                                                            ------------
Leisure Time - Products (0.2%)
Brunswick Corp. ......................         4,900              98,294
Harley-Davidson, Inc. ................        14,500             668,305
Hasbro, Inc. .........................         6,100              74,725
Mattel, Inc. .........................        15,200             245,480
                                                            ------------
                                                               1,086,804
                                                            ------------
Lodging - Hotels (0.2%)
Carnival Corp. .......................        20,600             545,900
Hilton Hotels Corp. ..................        10,900             120,445
Marriott International, Inc. .........         8,500             389,980
                                                            ------------
                                                               1,056,325
                                                            ------------
Machinery - Diversified (0.3%)
Caterpillar, Inc. ....................        12,400             622,480
Dover Corp. ..........................         7,100             277,397
Ingersoll-Rand Co. ...................         6,400             300,800
Timken Co. ...........................         1,700              29,070
                                                            ------------
                                                               1,229,747
                                                            ------------
Manufacturing - Diversified (2.1%)
Crane Co. ............................         1,800              50,652
Danaher Corp. ........................         5,200             291,252
Eaton Corp. ..........................         1,900             139,859

                                      See Notes to Portfolio of Investments.  11

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Large Cap (continued)
================================================================================

                                         Number of            Market
                                           Shares              Value
                                         -----------        ------------
Manufacturing - Diversified (continued)
Honeywell International Inc. .........        29,000           1,417,520
Illinois Tool Works, Inc. ............         6,700             424,646
ITT Industries, Inc. .................         5,000             220,350
Johnson Controls, Inc. ...............         3,200             231,680
Minnesota Mining and Manufacturing Co.
 (3M).................................        13,800           1,642,338
National Service Industries, Inc. ....           900              21,690
Parker-Hannifin Corp. ................         4,100             191,142
PPG Industries Inc. ..................         7,600             403,940
Textron, Inc. ........................         5,100             270,402
Thermo Electron Corp. + ..............         6,000             158,160
Tyco International Ltd. ..............        65,900           3,517,083
                                                            ------------
                                                               8,980,714
                                                            ------------
Manufacturing - Specialized (0.4%)
Avery Dennison Corp. .................         4,600             257,922
Pall Corp. ...........................         3,100              72,757
United Technologies Corp. ............        17,300           1,350,784
                                                            ------------
                                                               1,681,463
                                                            ------------
Metals Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc. +         4,000              56,640
Phelps Dodge Corp. ...................         3,000             134,220
                                                            ------------
                                                                 190,860
                                                            ------------
Miscellaneous Metals (0.2%)
Barrick Gold Corp. ...................        16,400             269,616
Inco Ltd. +...........................        15,400             279,356
Placer Dome, Inc. ....................        19,500             197,340
                                                            ------------
                                                                 746,312
                                                            ------------
Natural Gas - Distribution - Pipe Line (1.5%)
Dynegy Inc. - Class A.................        18,500           1,070,225
El Paso Energy Corp. .................        28,800           1,981,440
Enron Corp. ..........................        27,600           1,731,072
KeySpan Energy Corp. .................         8,200             325,540
Kinder Morgan, Inc. ..................         6,300             369,810
NICOR, Inc. ..........................         1,200              47,028
ONEOK, Inc. ..........................         1,800              77,796
Peoples Energy Corp. .................         1,900              75,525
Sempra Energy ........................        11,500             318,205
Williams Co., Inc. (The) .............        17,700             746,409
                                                            ------------
                                                               6,743,050
                                                            ------------
Office Equipment & Supplies (0.1%)
Pitney Bowes, Inc. ...................         8,800             335,016
                                                           ---------------
Oil (1.1%)
Royal Dutch Petroleum Co. ............        78,600           4,679,058
                                                           ---------------
Oil & Gas - Drilling & Equipment (0.9%)
Baker Hughes Inc. ....................        11,500             451,835
Halliburton Co. ......................        15,400             665,434
Nabors Industries, Inc. +.............         6,200             369,644
Noble Drilling Corp. +................         7,900             383,150
Rowan Co., Inc. +.....................         3,700             122,803
Schlumberger, Ltd. ...................        21,900           1,451,970
Transocean Sedco Forex Inc. ..........        11,100             602,508
                                                            ------------
                                                               4,047,344
                                                            ------------
Oil & Gas - Exploration/Production (0.9%)
Anadarko Petroleum Corp. .............        17,460           1,128,265
Apache Corp. .........................         7,100             454,116
Burlington Resources, Inc. ...........        12,100             571,241
Devon Energy Corp. ...................         4,600             271,446
EOG Resources, Inc. ..................         7,200             334,008
Kerr-McGee Corp. .....................         6,700             480,055
Unocal Corp. .........................        13,700             522,792
                                                            ------------
                                                               3,761,923
                                                            ------------
Oil & Gas - Refining & Marketing (0.2%)
Ashland Oil Inc. .....................         4,900             210,994
Sunoco, Inc. .........................         4,200             159,684
Tosco Corp. ..........................        10,200             469,710
                                                            ------------
                                                                 840,388
                                                            ------------
Oil - Domestic Integrated (1.0%)
Amerada Hess Corp. ...................         6,100             533,750
Conoco Inc. - Class B ................        46,500           1,414,530
Occidental Petroleum Corp. ...........        23,500             707,820
Phillips Petroleum Co. ...............        18,400           1,096,640
USX-Marathon Group ...................        21,400             683,944
                                                            ------------
                                                               4,436,684
                                                            ------------
Oil - International Integrated (4.1%)
Chevron Corp. ........................        37,500           3,621,000
Exxon Mobil Corp. ....................       132,400          11,730,640
Texaco, Inc. .........................        32,800           2,370,784
                                                            ------------
                                                              17,722,424
                                                            ------------
Paper & Forest Products (0.3%)
Boise Cascade Corp. ..................         2,100              73,458
Georgia-Pacific Corp. ................         7,800             253,578
Mead Corp. ...........................         4,600             129,720
Westvaco Corp. .......................         4,500             118,710
Weyerhaeuser Co. .....................         9,600             542,688
Willamette Industries, Inc. ..........         4,500             218,925
                                                            ------------
                                                               1,337,079
                                                            ------------
Personal Care (0.2%)
Alberto-Culver Co. - Class B .........           200               8,148
Avon Products, Inc. ..................         8,600             363,952
Gillette Co. .........................        17,000             482,120
                                                            ------------
                                                                 854,220
                                                            ------------
Photography/Imaging (0.1%)
Eastman Kodak Co. ....................        11,500             500,250
                                                            ------------
Power Producers - Independent (0.3%)
AES Corp. + ..........................        19,500             929,565
Calpine Corp. +.......................         9,800             558,502
                                                            ------------
                                                               1,488,067
                                                            ------------
Publishing (0.1%)
Harcourt General, Inc. ...............         1,400              76,748
McGraw-Hill Co., Inc. (The) ..........         7,600             492,328

12  See Notes to Portfolio of Investments.

================================================================================

                                         Number of            Market
                                           Shares              Value
                                         -----------        ------------
Publishing (continued)
Meredith Corp. .......................           900              33,966
                                                            ------------
                                                                 603,042
                                                            ------------
Publishing - Newspapers (0.3%)
Dow Jones & Co., Inc. ................         2,400             130,248
Gannett Co., Inc. ....................         9,900             639,045
New York Times Co. ...................         6,200             254,386
Tribune Co. ..........................         6,600             278,124
                                                            ------------
                                                               1,301,803
                                                            ------------
Railroads (0.3%)
Burlington Northern Santa Fe Corp. ...        14,200             417,480
CSX Corp. ............................         7,800             273,546
Norfolk Southern Corp. ...............        11,500             227,010
Union Pacific Corp. ..................         9,300             529,077
                                                            ------------
                                                               1,447,113
                                                            ------------
Reit Diversified (0.1%)
Starwood Hotels & Resorts Worldwide,
 Inc..................................         9,700             350,073
                                                            ------------
Restaurants (0.4%)
Darden Restaurants, Inc. .............         4,300             117,433
McDonald's Corp. .....................        28,800             792,000
Starbucks Corp. + ....................        18,000             348,300
Tricon Global Restaurants, Inc. + ....         5,200             233,064
Wendy's International, Inc. ..........         4,400             111,452
                                                            ------------
                                                               1,602,249
                                                            ------------
Retail - Building Supplies (0.2%)
Lowe's Co., Inc. .....................        13,400             844,200
Sherwin-Williams Co. .................         6,300             132,174
                                                            ------------
                                                                 976,374
                                                            ------------
Retail - Computers & Electronics (0.2%)
Best Buy Co., Inc. + .................         9,900             544,995
Circuit City Stores - Circuit City
 Group................................         6,100              91,805
RadioShack Corp. .....................         7,100             217,473
                                                            ------------
                                                                 854,273
                                                            ------------
Retail - Department Stores (0.5%)
Dillards, Inc. .......................         3,100              52,514
Federated Department Stores, Inc. + ..         7,600             326,648
J.C. Penney Co., Inc. ................         5,400             109,404
Kohl's Corp. +........................        12,400             757,144
May Department Stores Co. ............        10,500             391,125
Sears, Roebuck & Co. .................        11,800             434,830
                                                            ------------
                                                               2,071,665
                                                            ------------
Retail - Discounters (0.0%)
Consolidated Stores Corp. +...........         4,000              44,000
                                                            ------------
Retail - General Merchandise Chain (1.2%)
Target Corp. .........................        31,900           1,226,555
Wal-Mart Stores, Inc. ................        81,300           4,206,462
                                                            ------------
                                                               5,433,017
                                                            ------------
Retail - Speciality (0.2%)
AutoZone, Inc. + .....................         3,800             119,092
Bed Bath & Beyond, Inc. +.............        11,200             317,184
Office Depot, Inc. +..................        10,800             102,600
Staples, Inc. +.......................        16,700             271,709
Toys "R" Us, Inc. + ..................         6,400             158,720
                                                            ------------
                                                                 969,305
                                                            ------------
Retail Speciality - Apparel (0.1%)
The Limited, Inc. ....................        14,700             248,724
TJX Companies, Inc. ..................         9,400             294,502
                                                            ------------
                                                                 543,226
                                                            ------------
Retail Stores - Drug Store (0.6%)
CVS Corp. ............................        13,800             813,510
Longs Drug Stores Corp. ..............           100               2,965
Walgreen Co. .........................        37,300           1,595,694
                                                            ------------
                                                               2,412,169
                                                            ------------
Retail Stores - Food Chains (0.5%)
Albertson's, Inc. ....................        14,200             474,280
Kroger Co. (The) + ...................        29,000             655,110
Safeway, Inc. +.......................        17,700             961,110
Winn-Dixie Stores, Inc. ..............         5,000             157,850
                                                            ------------
                                                               2,248,350
                                                            ------------
Savings & Loan Companies (0.7%)
Charter One Financial, Inc. ..........        11,610             340,173
Golden West Financial Corp. ..........        11,200             657,440
Washington Mutual Financial Corp. ....        41,300           2,062,109
                                                            ------------
                                                               3,059,722
                                                            ------------
Services - Advertising/Marketing (0.2%)
Interpublic Group of Co.'s, Inc.......        11,500             390,425
Omnicom Group, Inc. ..................         6,100             535,885
                                                            ------------
                                                                 926,310
                                                            ------------
Services - Commercial & Consumer (0.4%)
Cendant Corp. + ......................        43,400             769,916
Convergys Corp. ......................         6,500             237,250
H&R Block, Inc. ......................         6,500             357,500
IMS Health, Inc. .....................        10,100             277,245
                                                            ------------
                                                               1,641,911
                                                            ------------
Services - Computer Systems (0.3%)
Computer Sciences Corp. + ............         6,200             220,906
Electronic Data Systems Corp. ........        16,400           1,057,800
Sabre Holdings Corp. + ...............         2,900             144,594
Sapient Corp. + ......................         5,600              75,320
                                                            ------------
                                                               1,498,620
                                                            ------------
Services - Data Processing (0.8%)
Automatic Data Processing, Inc. ......        22,900           1,242,325
Concord EFS, Inc. + ..................         7,900             367,745
Equifax, Inc. ........................         5,000             165,350
First Data Corp. .....................        14,800             998,112
Fiserv, Inc. +........................         4,500             249,030
Paychex, Inc. ........................        13,900             480,384
                                                            ------------
                                                               3,502,946
                                                            ------------
Services - Employment (0.1%)
Robert Half International, Inc. + ....         9,800             272,440
                                                            ------------

                                      See Notes to Portfolio of Investments.  13

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Large Cap(continued)
================================================================================

                                           Number of            Market
                                            Shares              Value
                                        --------------     -------------
Speciality Printing (0.1%)
Deluxe Corp...........................         5,000        $    129,950
RR Donnelley & Sons Co................         3,700             103,008
                                                           -------------
                                                                 232,958
                                                           -------------
Steel (0.1%)
Allegheny Technologies Inc............         3,400              62,016
Nucor Corp............................         3,900             197,847
                                                           -------------
                                                                 259,863
                                                           -------------
Telephone (3.5%)
ALLTEL Corp...........................        11,500             628,015
BellSouth Corp........................        69,800           2,928,808
CenturyTel, Inc.......................         4,200             114,156
Qwest Communications International
 Inc. +...............................        28,600           1,169,740
SBC Communications, Inc...............       122,200           5,040,750
Verizon Communications................        99,100           5,457,437
                                                           -------------
                                                              15,338,906
                                                           -------------
Telephone Long Distance (0.8%)
AT&T Corp.............................       137,800           3,070,186
Sprint Corp...........................        29,300             626,434
                                                           -------------
                                                               3,696,620
                                                           -------------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc....................         1,700              83,572
VF Corp...............................         2,900             117,711
                                                           -------------
                                                                 201,283
                                                           -------------
Tobacco (1.9%)
Philip Morris Co. Inc.................       163,800           8,208,018
UST, Inc..............................         3,800             114,380
                                                           -------------
                                                               8,322,398
                                                           -------------
Truckers (0.0%)
Ryder System, Inc.....................         2,200              43,582
                                                           -------------
Trucks & Parts (0.0%)
Navistar International Corp. +........         2,900              74,849
PACCAR, Inc...........................         2,900             140,708
                                                           -------------
                                                                 215,557
                                                           -------------
Waste Management (0.1%)
Allied Waste Industries, Inc. + ......         7,200             114,624
Waste Management, Inc.................        22,000             537,020
                                                           -------------
                                                                 651,644
                                                           -------------

Total Common Stocks
 (COST $372,335,567)                                         414,854,010
                                                           -------------
                                          Principal
                                           Amount
                                        --------------
Short-Term Investments (4.5%)

Federal Home Loan Mortgage Corp.,
 4.53%, 05/01/01......................   $15,012,000          15,012,000
Federal Home Loan Mortgage Corp.,
 4.75%, 06/14/01......................     3,665,000           3,643,723

                                          Principal            Market
                                           Amount              Value
                                        --------------     -------------
U.S. Treasury Bill, 3.88%, 10/04/01 @..  $   800,000        $    786,720

Total Short-Term Investments
 (Cost $19,442,271)                                           19,442,443
                                                           -------------
Total Investments (Cost
 $391,777,838)(A)                                            434,296,453

Other Assets Less Liabilities                                  2,252,604
                                                           -------------
Total Net Assets                                            $436,549,057
                                                           =============


Notes to Portfolio of Investments.


(a) The cost of investment for federal income tax purposes amounts to $415,343,398. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains........................................    $ 18,953,055

Unrealized losses.......................................              --
                                                           -------------
  Net unrealized gain...................................    $ 18,953,055
                                                           =============

Information concerning open futures contracts at April 30, 2001 is shown below:


                               No. of     Notional     Expiration    Unrealized
                             Contracts     Value          Date       Gain/(Loss)
                             ---------    --------     ----------    ----------

   Long Contracts
   --------------

S&P 500 Index futures..         44      $ 13,797,300     Jun 01      $  773,905
                                        ============                 ==========

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

+  Non-income producing security.

Category percentages are based on net assets.



14  See Notes to financial Statements.

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Mid Cap
================================================================================

                                           Number of           Market
                                             Shares            Value
                                           ----------       -----------
COMMON STOCKS (94.7%)
Aerospace/Defense (0.8%)
Newport News Shipbuilding, Inc. .........       1,200       $    77,580
Precision Castparts Corp. ...............       1,900            70,984
                                                            -----------
                                                                148,564
                                                            -----------
Agriculture (0.2%)
Universal Corp. .........................         900            34,830
                                                            -----------
Air Freight (0.6%)
Atlas Air, Inc. + .......................         900            22,860
CNF Inc. ................................         500            15,330
EGL, Inc. + .............................       1,000            23,710
Expeditors International of Washington,
 Inc.....................................       1,100            55,033
                                                            -----------
                                                                116,933
                                                            -----------
Airlines (0.1%)
Alaska Air Group, Inc. + ................         600            16,890
                                                            -----------
Apparel (0.1%)
Coach Inc. +.............................         900            29,196
                                                            -----------
Auto Parts & Equipment (1.0%)
ArvinMeritor, Inc. ......................       1,600            24,624
Bandag, Inc. ............................         400            11,988
Borg-Warner Automotive, Inc. ............         600            26,718
Gentex Corp. + ..........................       1,600            43,200
Lear Corp. + ............................       1,500            54,000
Modine Manufacturing Co. ................         700            19,516
Superior Industries International, Inc. .         500            20,125
                                                            -----------
                                                                200,171
                                                            -----------
Banks - Regional (7.2%)
Associated Banc-Corp. ...................       1,460            50,998
Banknorth Group, Inc. ...................       4,500            89,055
City National Corp. .....................       1,000            38,650
Compass Bancshares Inc. .................       2,500            57,850
First Tennessee National Corp. ..........       2,900            94,743
First Virginia Banks, Inc. ..............       1,100            48,246
FirstMerit Corp. ........................       1,800            44,424
Greater Bay Bancorp .....................         900            24,579
Hibernia Corp. ..........................       3,600            58,752
Investors Financial Services Corp. ......         700            50,078
M&T Bank Corp. ..........................       2,100           150,255
Marshall & Ilsley Corp. .................       2,400           121,104
Mercantile Bankshares Corp. .............       1,400            52,570
National Commerce Bancorporation ........       4,600           114,586
North Fork Bancorp, Inc. ................       3,700            98,235
Pacific Century Financial Corp. .........         800            17,920
Provident Financial Group, Inc. .........       1,100            32,802
Silicon Valley Bancshares +..............       1,200            30,072
TCF Financial Corp. .....................       2,500            95,075
Westamerica Bancorporation ..............         800            29,280
Wilmington Trust Corp. ..................         600            34,680
Zions Bancorporation ....................       1,900           101,251
                                                            -----------
                                                              1,435,205
                                                            -----------
Beverages - Non-Alcoholic (0.3%)
PepsiAmericas, Inc. .....................       3,500       $    51,975
                                                            -----------
Biotechnology (5.0%)
COR Therapeutics, Inc. +.................       1,200            37,200
Genzyme Corp. + .........................       2,200           239,734
Gilead Sciences, Inc. + .................         900            44,082
IDEC Pharmaceuticals Corp. + ............       3,200           157,440
Incyte Genomics, Inc. + .................         600             9,675
Millennium Pharmaceuticals, Inc. +.......       8,200           305,040
Protein Design Labs, Inc. +..............       1,700           109,225
Vertex Pharmaceuticals, Inc. +...........       2,300            88,688
                                                            -----------
                                                                991,084
                                                            -----------
Broadcasting - TV, Radio & Cable (0.4%)
Chris-Craft Industries, Inc. +...........         709            50,339
Hispanic Broadcasting Corp. +............       1,000            23,970
                                                            -----------
                                                                 74,309
                                                            -----------
Cellular/Wireless Telecommunications (0.1%)
Price Communications Corp. +.............       1,100            19,822
                                                            -----------
Chemicals (0.6%)
Airgas, Inc. + ..........................       2,100            18,795
Cabot Corp. .............................       1,700            55,267
IMC Global, Inc. ........................       2,300            27,600
Solutia, Inc. ...........................       2,000            25,400
                                                            -----------
                                                                127,062
                                                            -----------
Chemicals - Diversified (0.1%)
Olin Corp. ..............................         700            13,265
                                                            -----------
Chemicals - Speciality (1.1%)
Albemarle Corp. .........................       1,400            32,704
Crompton Corp. ..........................       2,500            25,325
Cytec Industries Inc. +..................         900            29,439
Ferro Corp. .............................         800            16,696
Fuller (H.B.) Co. .......................         200             8,268
Lubrizol Corp. (The) ....................       1,100            32,219
Minerals Technologies Inc. ..............         400            15,340
RPM, Inc. ...............................       2,300            21,942
Schulman (A.), Inc. .....................         400             4,668
Valspar Corp. (The) .....................         900            27,810
                                                            -----------
                                                                214,411
                                                            -----------
Communications Equipment (1.2%)
Advanced Fibre Communications, Inc. + ...         800            12,552
ANTEC Corp. + ...........................         500             4,120
DSP Group, Inc. + .......................         700            15,176
Harris Corp. ............................       1,400            40,250
L-3 Communications Holdings, Inc. + .....         800            61,800
MasTec, Inc. + ..........................         500             7,330
Plantronics, Inc. + .....................       1,100            21,516
Polycom, Inc. + .........................       1,900            44,137
Sawtek, Inc. + ..........................         900            22,140
                                                            -----------
                                                                229,021
                                                            -----------

                                      See Notes to Portfolio of Investments.  15

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Mid Cap (continued)
================================================================================

                                           Number of           Market
                                             Shares            Value
                                           ----------       -----------
Computers - Networking (0.4%)
3Com Corp. + ............................       7,700       $    50,204
Avocent Corp. + .........................       1,000            24,890
                                                            -----------
                                                                 75,094
                                                            -----------
Computers - Peripherals (0.7%)
Quantum Corporation - DLT & Storage
 Systems + ..............................       5,200            59,280
SanDisk Corp. + .........................       1,600            42,976
Storage Technology Corp. + ..............       2,400            30,696
                                                            -----------
                                                                132,952
                                                            -----------
Computers Software/Services (6.1%)
Affiliated Computer Services, Inc. + ....       1,100            79,200
Cadence Design Systems, Inc. + ..........       5,600           115,920
Electronic Arts, Inc. + .................       3,000           169,860
Galileo International, Inc. .............       2,800            68,376
Henry (Jack) & Associates, Inc. .........       2,000            56,380
Legato Systems, Inc. + ..................       1,900            25,137
Macromedia, Inc. + ......................       1,200            27,192
Macrovision Corp. + .....................       1,100            62,898
Mentor Graphics Corp. +..................       2,100            55,251
Network Associates, Inc. +...............       1,300            14,339
NVIDIA Corp. + ..........................       1,500           124,950
Rational Software Corp. +................       4,600           111,366
Retek Inc. +.............................         900            26,001
Structural Dynamics Research Corp. +.....         600             9,900
Sybase, Inc. +...........................       2,000            31,500
Symantec Corp. +.........................       1,700           110,177
Synopsys, Inc. + ........................       1,300            74,659
Transaction Systems Architects, Inc. +...         400             3,376
Wind River Systems + ....................       1,600            44,992
                                                            -----------
                                                              1,211,474
                                                            -----------
Construction (0.1%)
Martin Marietta Materials, Inc. .........         500            22,985
                                                            -----------
Consumer - Jewelry/Novelties (0.2%)
Blyth Industries, Inc. ..................       1,100            25,190
Lancaster Colony Corp. ..................         800            24,136
                                                            -----------
                                                                 49,326
                                                            -----------
Consumer Finance (1.3%)
Americredit Corp. + .....................       3,100           143,716
PMI Group, Inc. (The) ...................       1,700           109,310
                                                            -----------
                                                                253,026
                                                            -----------
Containers/Packaging - Paper (0.2%)
Sonoco Products Co. .....................       2,170            48,500
                                                            -----------
Distributors - Food & Health (0.8%)
AmeriSource Health Corp. + ..............       2,000           108,000
Bergen Brunswig Corp. ...................       3,100            56,730
                                                            -----------
                                                                164,730
                                                            -----------
Electric Companies (6.4%)
ALLETE ..................................       1,600            38,992
Alliant Energy Corp. ....................       1,900            59,280
Black Hills Corp. .......................         650            33,390
Cleco Corp. .............................         600            27,000
Conectiv, Inc. ..........................       2,850            63,555
DPL Inc. ................................       2,900       $    89,871
DQE, Inc. ...............................       1,300            39,559
Energy East Corp. .......................       3,800            76,570
Hawaiian Electric Industries, Inc. ......         600            22,308
IDACORP, Inc. ...........................       1,400            53,900
Kansas City Power & Light Co. ...........       1,200            31,320
Montana Power Co. (The) + ...............       2,100            26,166
Northeast Utilities Corp. ...............       3,300            58,905
NSTAR ...................................       1,200            48,384
OGE Energy Corp. ........................       1,700            37,485
Potomac Electric Power Co. ..............       2,500            54,650
Public Service Co. of New Mexico ........       1,500            54,195
SCANA Corp. .............................       2,200            61,732
Sierra Pacific Resources ................       2,300            36,823
TECO Energy, Inc. .......................       5,100           163,149
UtiliCorp United Inc. ...................       2,500            88,250
Western Resources, Inc. .................       1,600            39,632
Wisconsin Energy Corp. ..................       2,800            61,600
                                                            -----------
                                                              1,266,716
                                                            -----------
Electric Utilities (0.7%)
MDU Resources Group Inc. ................       2,100            84,000
Puget Energy, Inc. ......................       2,000            47,480
                                                            -----------
                                                                131,480
                                                            -----------
Electrical Equipment (1.0%)
Hubbell, Inc. ...........................       1,100            30,382
KEMET Corp. + ...........................       1,700            34,884
Sensormatic Electronics Corp. +..........         800            11,600
SPX Corp. +..............................         700            78,827
Vishay Intertechnology, Inc. + ..........       1,350            33,683
                                                            -----------
                                                                189,376
                                                            -----------
Electronics - Component Dist. (0.1%)
Arrow Electronics, Inc. + ...............       1,000            28,000
                                                            -----------
Electronics - Instruments (1.3%)
Credence Systems Corp. + ................         500            11,875
Newport Corp. ...........................         700            26,432
Waters Corp. + ..........................       4,100           214,020
                                                            -----------
                                                                252,327
                                                            -----------
Electronics - Semiconductors (2.5%)
Cirrus Logic, Inc. + ....................       2,900            47,154
Cypress Semiconductor Corp. + ...........       3,000            67,800
Integrated Device Technology, Inc. + ....       3,900           152,763
International Rectifier Corp. + .........       1,400            77,700
Lattice Semiconductor Corp. + ...........       1,000            24,630
Micrel, Inc. +...........................       1,900            64,524
MIPS Technologies, Inc. + ...............         800            14,656
Semtech Corp. + .........................         700            20,139
TranSwitch Corp. + ......................       1,700            29,495
                                                            -----------
                                                                498,861
                                                            -----------
Energy Miscellaneous (0.1%)
Covanta Energy Corp. +...................       1,500            27,750
                                                            -----------

16  See Notes to Portfolio of Investments.

================================================================================


                                           Number of           Market
                                             Shares            Value
                                           ----------       -----------
Engineering & Construction (0.5%)
Dycom Industries, Inc. + ................       1,200       $    19,716
Granite Construction, Inc. ..............         675            17,334
Jacobs Engineering Group, Inc. + ........         600            39,552
Quanta Services, Inc. +..................         600            15,414
                                                            -----------
                                                                 92,016
                                                            -----------
Equipment - Semiconductors (0.2%)
Cabot Microelectronics Corp. +...........         592            37,900
                                                            -----------
Financial - Diversified (1.1%)
Indymac Mortgage Holdings, Inc. + .......       1,400            32,060
Neuberger Berman ........................       1,100            78,683
SEI Investments Co. .....................       2,500           100,275
                                                            -----------
                                                                211,018
                                                            -----------
Foods (2.2%)
Dean Foods Co. ..........................       1,100            40,700
Dole Food Co., Inc. .....................       1,200            18,000
Dreyer's Grand Ice Cream, Inc. ..........         500            12,865
Hormel Foods Corp. ......................       3,100            63,922
IBP, Inc. ...............................       2,200            34,980
Interstate Bakeries Corp. ...............       1,400            19,642
J.M. Smucker Co. (The) ..................         300             7,848
Lance, Inc. .............................         200             2,360
McCormick & Co., Inc. ...................       2,100            82,530
Sensient Technologies, Corp. ............       1,000            18,000
Suiza Foods Corp. +......................         500            23,175
Tootsie Roll Industries, Inc. ...........       1,030            49,811
Tyson Foods, Inc. .......................       5,000            68,850
                                                            -----------
                                                                442,683
                                                            -----------
Gaming, Lottery, & Pari-Mutuel (1.3%)
GTECH Holdings Corp. +...................         800            26,080
International Game Technology + .........       1,700            95,081
Mandaley Resort Group + .................       2,500            59,400
Park Place Entertainment Corp. +.........       6,700            74,504
                                                            -----------
                                                                255,065
                                                            -----------
Health Care - Drugs (1.2%)
Barr Laboratories, Inc. +................       1,300            75,335
ICN Pharmaceuticals, Inc. ...............       1,800            46,116
Mylan Laboratories, Inc. ................       2,800            74,872
Sepracor Inc. +..........................       1,800            47,448
                                                            -----------
                                                                243,771
                                                            -----------
Health Care - Hospital Management (0.6%)
Health Management Associates, Inc. + ....       5,600           100,352
Triad Hospitals, Inc. +..................         698            21,469
                                                            -----------
                                                                121,821
                                                            -----------
Health Care - Managed Care (2.2%)
Express Scripts, Inc. + .................       1,500           127,350
First Health Group Corp. + ..............       1,200            62,100
Health Net Inc. + .......................       4,200            90,510
Oxford Health Plans, Inc. + .............       2,300            71,530
PacifiCare Health Systems, Inc. +........         800            28,312
Trigon Healthcare, Inc. +................         900       $    54,189
                                                            -----------
                                                                433,991
                                                            -----------
Health Care - Medical Products/Supplies (1.5%)
Apogent Technologies Inc. ...............       2,300            52,900
Beckman Coulter, Inc. ...................       1,300            46,215
DENTSPLY International Inc. .............       1,200            47,016
Edwards Lifesciences Corp. +.............       2,300            49,795
MiniMed Inc. + ..........................         700            27,958
STERIS Corp. + ..........................       1,700            30,906
VISX, Inc. + ............................       2,200            44,550
                                                            -----------
                                                                299,340
                                                            -----------
Health Care - Special Services (1.6%)
Apria Healthcare Group, Inc. +...........       1,100            28,567
Lincare Holdings Inc. + .................       1,600            79,792
Omnicare, Inc. ..........................       2,000            44,400
Quest Diagnostics Inc. + ................       1,400           172,480
                                                            -----------
                                                                325,239
                                                            -----------
Health Care Diversified (0.7%)
IVAX Corp. + ............................       3,650           146,183
                                                            -----------
Homebuilding (0.7%)
Clayton Homes, Inc. .....................       2,600            36,192
Lennar Corp. ............................       2,300           100,671
                                                            -----------
                                                                136,863
                                                            -----------
Household Furnishings & Appliances (0.1%)
Furniture Brands International,  Inc. +..       1,100            24,937
                                                            -----------
Household Products - Non-Durable (0.6%)
Church & Dwight Co., Inc. ...............       1,500            35,985
Dial Corp. ..............................       2,100            27,405
Energizer Holdings, Inc. + ..............       2,000            47,640
                                                            -----------
                                                                111,030
                                                            -----------
Insurance - Life/Health (0.5%)
Protective Life Corp. ...................       2,600            77,792
The MONY Group Inc. .....................         500            17,580
                                                            -----------
                                                                 95,372
                                                            -----------
Insurance - Property/Casualty (3.1%)
Allmerica Financial Corp. ...............       1,800            90,900
American Financial Group, Inc. ..........       1,500            39,885
Everest Re Group, Ltd. ..................       1,800           114,930
HCC Insurance Holdings, Inc. ............       1,900            53,580
Horace Mann Educators Corp. .............         500             8,480
Leucadia National Corp. .................         500            16,025
Ohio Casualty Corp. .....................         700             6,510
Old Republic International Corp. ........       4,450           128,560
Radian Group Inc. .......................       1,800           139,500
Unitrin, Inc. ...........................         600            22,290
                                                            -----------
                                                                620,660
                                                            -----------
Insurance Brokers (0.3%)
Gallagher (Arthur J.) & Co. .............       2,500            63,050
                                                            -----------
Investment Banking/Brokerage (1.2%)
E*Trade Group,  Inc. + ..................       3,000            28,200




                                      See Notes to Portfolio of Investments.  17

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Mid Cap (continued)
================================================================================


                                           Number of           Market
                                             Shares            Value
                                           ----------       -----------
Investment Banking/Brokerage (continued)
Edwards (A.G.), Inc. ....................       1,800       $    73,206
LaBranche & Co, Inc. + ..................       1,300            46,800
Legg Mason, Inc. ........................       1,300            62,231
Waddel & Reed Financial Inc. - Class A ..         800            24,336
                                                            -----------
                                                                234,773
                                                            -----------
Leisure Time - Products (0.5%)
Callaway Golf Co. .......................       1,700            41,242
International Speedway Corp. ............       1,200            54,060
                                                            -----------
                                                                 95,302
                                                            -----------
Machinery - Diversified (0.2%)
AGCO Corp. ..............................       1,300            11,310
Kaydon Corp. ............................         600            15,372
Tecumseh Products Co. - Class A .........         400            19,720
                                                            -----------
                                                                 46,402
                                                            -----------
Manufacturing - Diversified (1.8%)
American Standard Companies, Inc. +......       1,500            90,375
AMETEK, Inc. ............................       1,000            27,610
Carlisle Co., Inc. ......................         700            25,865
Harsco Corp. ............................       1,000            28,300
Hillenbrand Industries, Inc. ............       2,400           121,200
Pentair, Inc. ...........................       1,100            33,847
Stewart & Stevenson Services, Inc. ......         900            20,115
                                                            -----------
                                                                347,312
                                                            -----------
Manufacturing - Specialized (1.1%)
Albany International Corp. - Class A +...         314             6,223
Diebold, Inc. ...........................       1,600            52,144
Donaldson Co., Inc. .....................         900            24,912
Federal Signal Corp. ....................       1,000            22,870
Flowserve Corp. + .......................       1,000            28,300
Nordson Corp. ...........................         900            24,219
Teleflex, Inc. ..........................         800            39,128
York International Corp. ................         900            27,189
                                                            -----------
                                                                224,985
                                                            -----------
Metal Fabricators (0.1%)
Kennametal, Inc. ........................         700            22,939
Ryerson Tull, Inc. ......................         300             3,282
                                                            -----------
                                                                 26,221
                                                            -----------
Natural Gas - Distribution - Pipe Line (1.9%)
AGL Resources, Inc. .....................       1,200            27,420
Equitable Resources, Inc. ...............       1,200            96,000
MCN Energy Group, Inc. ..................       2,100            55,188
National Fuel Gas Co. ...................         900            50,580
Questar Corp. ...........................       1,900            61,123
Vectren Corp. ...........................       1,300            29,432
Western Gas Resources Inc. ..............         700            27,832
WGL Holdings Inc. .......................       1,300            37,180
                                                            -----------
                                                                384,755
                                                            -----------
Office Equipment & Supplies (0.7%)
Herman Miller, Inc. .....................       1,700            45,135
HON INDUSTRIES Inc. .....................       1,300            32,448
Reynolds and Reynolds Co. (The) .........       1,700       $    35,122
Wallace Computer Services, Inc. .........       1,100            19,690
                                                            -----------
                                                                132,395
                                                            -----------
Oil & Gas - Drilling & Equipment (5.2%)
BJ Services Co. + .......................       1,900           156,275
Cooper Cameron Corp. +...................         600            37,836
ENSCO International Inc. ................       3,200           124,480
Global Marine Inc. +.....................       5,700           163,875
Grant Prideco, Inc. + ...................       2,200            44,000
Hanover Compressor Co. + ................       1,200            43,680
Helmerich & Payne, Inc. .................       1,200            61,476
Marine Drilling Companies, Inc. +........       2,200            65,934
National-Oilwell Inc. + .................       1,800            71,190
Smith International, Inc. +..............       1,200            97,428
Tidewater, Inc. .........................       1,200            56,244
Varco International, Inc. + .............       2,041            47,719
Weatherford International, Inc. +........       1,100            64,053
                                                            -----------
                                                              1,034,190
                                                            -----------
Oil & Gas - Exploration/Production (1.7%)
Murphy Oil Corp. ........................       1,100            90,200
Noble Affiliates, Inc. ..................       1,300            56,511
Ocean Energy, Inc. ......................       6,200           114,762
Pioneer Natural Resources Co. + .........       3,500            66,885
                                                            -----------
                                                                328,358
                                                            -----------
Oil & Gas - Refining & Marketing (1.3%)
Pennzoil-Quaker State Co. ...............       1,800            25,578
Ultramar Diamond Shamrock Corp. .........       3,000           135,330
Valero Energy Corp. .....................       1,900            91,504
                                                            -----------
                                                                252,412
                                                            -----------
Paper & Forest Products (0.7%)
Bowater, Inc. ...........................       1,000            48,510
Georgia-Pacific Corp. (Timber Group) ....       1,600            47,376
Glatfelter (P.H.) Co. ...................         500             7,200
Longview Fibre Co. ......................         700             8,890
Rayonier, Inc. ..........................         500            21,925
                                                            -----------
                                                                133,901
                                                            -----------
Personal Care (0.3%)
Carter-Wallace, Inc. ....................       1,600            36,320
Perrigo Co. + ...........................       2,300            27,462
                                                            -----------
                                                                 63,782
                                                            -----------
Photography/Imaging (0.1%)
Imation Corp. + .........................         800            18,456
                                                            -----------
PUBLISHING (0.6%)
Houghton Mifflin Co. ....................         300            13,653
Reader's Digest Association, Inc. (The) .       2,400            66,360
Scholastic Corp. + ......................         800            33,392
                                                            -----------
                                                                113,405
                                                            -----------
PUBLISHING - NEWSPAPERS (1.0%)
Belo (A.H.) Corporation - Series A ......       2,400            42,336



18  See Notes to Portfolio of Investments.

=======================================================================

                                           Number of           Market
                                             Shares            Value
                                           ----------       -----------
Publishing - Newspapers (continued)
Lee Enterprises, Inc. ...................       1,500       $    46,650
Washington Post Co. .....................         200           116,200
                                                            -----------
                                                                205,186
                                                            -----------
Railroads (0.4%)
GATX Corp. ..............................       1,500            59,775
Wisconsin Central Transportation Co. + ..         600             9,636
                                                            -----------
                                                                 69,411
                                                            -----------
Restaurants (1.1%)
Bob Evans Farms, Inc. ...................         700            13,300
Brinker International, Inc. + ...........       3,750           107,625
CBRL Group, Inc. ........................       1,800            35,550
Lone Star Steakhouse & Saloon, Inc. .....         400             4,820
Outback Steakhouse, Inc. + ..............       1,450            42,035
Papa John's International, Inc. + .......         400            11,160
                                                            -----------
                                                                214,490
                                                            -----------
Retail - Computers & Electronics (0.2%)
CDW Computer Centers, Inc. + ............         900            36,378
                                                            -----------
Retail - Department Stores (0.4%)
Neiman Marcus Group, Inc. (The) - Class A
 +.......................................       1,100            35,750
Saks Inc. + .............................       3,000            35,700
                                                            -----------
                                                                 71,450
                                                            -----------
Retail - Discounters (0.5%)
Dollar Tree Stores, Inc. + ..............       1,000            20,920
Family Dollar Stores, Inc. ..............       1,700            43,367
Ross Stores, Inc. .......................       1,700            37,366
                                                            -----------
                                                                101,653
                                                            -----------
Retail - General Merchandise Chain (0.4%)
BJ's Wholesale Club, Inc. +..............       1,600            72,480
                                                            -----------
Retail - Home Shopping (0.0%)
Lands' End, Inc. + ......................         200             5,920
                                                            -----------
Retail - Speciality (0.8%)
Barnes & Noble, Inc. + ..................       1,400            44,506
Borders Group, Inc. + ...................       2,400            44,640
Claire's Stores, Inc. ...................       1,100            20,955
Payless ShoeSource, Inc. +...............         600            38,250
Williams-Sonoma, Inc. + .................         600            18,042
                                                            -----------
                                                                166,393
                                                            -----------
Retail Speciality - Apparel (0.7%)
Abercrombie & Fitch Co. - Class  A + ....       2,200            73,260
American Eagle Outfitters, Inc. +........       1,500            55,830
                                                            -----------
                                                                129,090
                                                            -----------
Retail Stores - Food Chains (0.1%)
Ruddick Corp. ...........................       1,000            13,790
                                                            -----------
Savings & Loan Companies (3.1%)
Astoria Financial Corp. .................       1,600            92,576
Dime Bancorp, Inc. ......................       3,300           110,055
Golden State Bancorp, Inc. ..............       5,100           151,980
GreenPoint Financial Corp. ..............       3,800           139,840
Roslyn Bancorp, Inc. ....................       1,300            33,163
Sovereign Bancorp, Inc. .................       5,100       $    54,111
Webster Financial Corp. .................       1,000            31,860
                                                            -----------
                                                                613,585
                                                            -----------
Services - Advertising/Marketing (0.7%)
Acxiom Corp. +...........................       2,000            30,340
Catalina Marketing Corp. + ..............       1,100            38,456
Harte-Hanks, Inc. .......................       1,300            29,913
True North Communications, Inc. .........       1,000            38,200
                                                            -----------
                                                                136,909
                                                            -----------
Services - Commercial & Consumer (2.2%)
Apollo Group, Inc. +.....................       4,400           136,840
ChoicePoint Inc. +.......................       1,200            44,520
DeVry, Inc. + ...........................       1,400            44,254
Dun & Bradstreet Corp. + ................         700            19,439
NCO Group, Inc. +........................         600            16,200
Pittston Brink's Group ..................       1,100            23,430
Sotheby's Holdings, Inc. + ..............       1,800            32,580
Sylvan Learning Systems, Inc. +..........         600            12,132
United Rentals, Inc. +...................       1,500            30,030
Viad Corp. ..............................       3,000            74,580
                                                            -----------
                                                                434,005
                                                            -----------
Services - Computer Systems (1.2%)
Gartner Group, Inc. + ...................       1,000             7,780
Investment Technology Group, Inc. + .....         600            29,250
Keane, Inc. +............................       1,600            28,400
SunGard Data Systems Inc. +..............       3,000           165,810
Sykes Enterprises, Inc. +................         500             2,835
                                                            -----------
                                                                234,075
                                                            -----------
Services - Data Processing (1.5%)
BISYS Group, Inc. (The) + ...............       1,300            62,660
CheckFree Corp. + .......................       1,800            71,712
DST Systems, Inc. +......................       2,800           137,536
NOVA Corp. + ............................       1,400            31,724
                                                            -----------
                                                                303,632
                                                            -----------
Services - Employment (0.3%)
Kelly Services, Inc. ....................         900            21,249
Korn/Ferry International + ..............         600            10,800
Manpower, Inc. ..........................         800            25,880
                                                            -----------
                                                                 57,929
                                                            -----------
Shipping (0.3%)
Alexander & Baldwin, Inc. ...............       1,300            29,341
Overseas Shipholding Group, Inc. ........         800            24,240
                                                            -----------
                                                                 53,581
                                                            -----------
Speciality Printing (0.0%)
Banta Corp. .............................         300             7,830
                                                            -----------
Steel (0.3%)
AK Steel Holding Corp. ..................       2,100            27,237
Carpenter Technology Corp. ..............         700            18,340
UCAR International, Inc. + ..............       1,000            11,940
                                                            -----------
                                                                 57,517
                                                            -----------

                                           See Notes to Financial Statements. 19

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Mid Cap (continued)
=======================================================================

                                           Number of           Market
                                             Shares            Value
                                           ----------       -----------
Telephone (0.7%)
Telephone & Data Systems, Inc. ..........       1,400       $   147,000
                                                            -----------
Textiles - Apparel (0.5%)
Jones Apparel Group, Inc. ...............       2,650           105,311
                                                            -----------
Textiles - Home Furnishings (0.2%)
Mohawk Industries, Inc. + ...............       1,100            35,926
WestPoint Stevens Inc. ..................       1,200             7,764
                                                            -----------
                                                                 43,690
                                                            -----------
Textiles - Speciality (0.0%)
Unifi, Inc. +............................         700             4,186
                                                            -----------
Tobacco (1.0%)
R.J. Reynolds Tobacco Holdings, Inc. ....       3,300           193,281
                                                            -----------
Truckers (0.3%)
C.H. Robinson Worldwide, Inc. ...........       1,900            51,414
Swift Transportation Co., Inc. +.........         300             5,463
                                                            -----------
                                                                 56,877
                                                            -----------
Water Utilities (0.3%)
American Water Works Co., Inc. ..........       2,200            68,200
                                                            -----------
Total Common Stocks (Cost $16,592,127)                       18,756,772
                                                            -----------
WARRANTS (0.0%)
Dime Bancorp, Inc. + ....................       2,600               598
                                                            -----------
Total Warrants (Cost $801)                                          598
                                                            -----------
                                           Principal
                                             Amount
                                           ---------
SHORT-TERM INVESTMENTS (6.0%)
Federal Home Loan Mortgage Corp.,
 4.53%, 05/01/01 ........................  $1,193,000         1,193,000
                                                            -----------
Total Short-term Investments
 (Cost $1,193,000)                                            1,193,000
                                                            -----------
Total Investments (Cost $17,785,928)(a)                      19,950,370
Other Assets Less Liabilities                                  (141,059)
                                                            -----------
Total Net Assets                                            $19,809,311
                                                            ===========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $18,730,515. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:
Unrealized gains...............................             $1,406,706
Unrealized losses..............................               (186,851)
                                                            -----------
 Net unrealized gain...........................             $1,219,855
                                                            ===========

+ Non-income producing security.

Category percentages are based on net assets.

20  See Notes to Financial Statements.

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Small Cap
================================================================================


                                              Number of         Market
                                               Shares           Value
                                             -----------     -----------
COMMON STOCKS (98.8%)
Aerospace/Defense (1.0% )
AAR Corp. .................................      400         $     4,492
Alliant Techsystems Inc. +.................      650              61,230
BE Aerospace, Inc. +.......................    1,200              25,800
Orbital Sciences Corp. +...................      900               3,870
Teledyne Technologies Inc. +...............      400               5,260
                                                             -----------
                                                                 100,652
                                                             -----------
Agriculture (0.9%)
Corn Products International, Inc...........    1,000              24,500
Delta and Pine Land Co.....................    1,800              43,020
DIMON Inc. ................................    2,100              18,837
                                                             -----------
                                                                  86,357
                                                             -----------
Air Freight (0.1%)
Fritz Companies, Inc. +....................    1,000              11,300
                                                             -----------
Airlines (0.5%)
Atlantic Coast Airlines Holdings, Inc. +...    1,200              29,040
Frontier Airlines, Inc. +..................      750              11,272
Mesa Air Group, Inc. +.....................      900               9,900
Midwest Express Holdings, Inc. +...........      200               3,098
                                                             -----------
                                                                  53,310
                                                             -----------
Auto Parts & Equipment (0.3%)
Applied Industrial Technologies, Inc.......      500               9,455
Midas, Inc. ...............................      300               4,470
Standard Motor Products, Inc...............      300               3,102
TBC Corp. +................................      600               4,110
Tower Automotive, Inc. +...................    1,300              13,780
                                                             -----------
                                                                  34,917
                                                             -----------
Banks & Thrifts (0.4%)
First BanCorp .............................      900              23,130
Sterling Bancshares, Inc,..................    1,000              18,030
                                                             -----------
                                                                  41,160
                                                             -----------
Banks - Regional (5.2%)
Centura Banks, Inc. .......................    1,100              52,305
Chittenden Corp. ..........................      700              21,000
Commerce Bancorp, Inc......................      905              62,445
Commercial Federal Corp....................    1,500              32,850
Community First Bankshares, Inc............    1,200              25,212
Cullen/Frost Bankers, Inc..................    1,400              44,800
East West Bancorp, Inc.....................      700              14,532
First Midwest Bancorp, Inc.................    1,100              31,119
GBC Bancorp ...............................      300               7,455
Hudson United Bancorp .....................    1,500              35,640
Provident Bankshares Corp..................      999              22,348
Riggs National Corp. ......................      800              12,680
South Financial Group, Inc. (The)..........    1,200              19,920
Southwest Bancorporation of Texas, Inc. +..      800              26,800
Susquehanna Bancshares, Inc................    1,100              19,899
TrustCo Bank Corp. NY .....................    1,588              19,453
UCBH Holdings, Inc. .......................      800              22,096
United Bankshares, Inc.....................    1,200              27,600
Whitney Holdings Corp......................      600              23,940
                                                             -----------
                                                                 522,094
                                                             -----------
Beverages - Alcoholic (0.5%)
Constellation Brands, Inc. +...............      700              45,675
                                                             -----------
Beverages - Non-Alcoholic (0.3%)
Coca-Cola Bottling Co. Consolidated........      300              11,913
Triarc Co., Inc. + ........................      700              17,920
                                                             -----------
                                                                  29,833
                                                             -----------
Biotechnology (1.8%)
ArQule, Inc. +.............................      400               6,196
Bio-Technology General Corp. +.............      600               4,776
Cephalon, Inc. +...........................    1,100              70,070
Enzo Biochem, Inc. + ......................      735              16,317
IDEXX Laboratories, Inc. +.................      900              24,399
Organogenesis Inc. +.......................      900               8,235
Regeneron Pharmaceuticals +................      500              15,505
Techne Corp. + ............................    1,100              35,310
                                                             -----------
                                                                 180,808
                                                             -----------
Building Materials Group (0.3%)
Apogee Enterprises, Inc....................    1,200              10,188
Simpson Manufacturing Co., Inc. +..........      300              14,565
Universal Forest Products, Inc.............      500               8,200
                                                             -----------
                                                                  32,953
                                                             -----------
Cellular/Wireless Telecommunications (0.1%)
Boston Communications Group, Inc. +........      700               7,308
                                                             -----------
Chemicals (0.5%)
ChemFirst Inc. ............................      700              17,990
Georgia Gulf Corp. ........................    1,500              27,555
                                                             -----------
                                                                  45,545
                                                             -----------
Chemicals - Diversified (0.0%)
Penford Corp. .............................      200               2,360
                                                             -----------
Chemicals - Speciality (1.1%)
Arch Chemicals, Inc. ......................      600              11,700
Cambrex Corp. .............................      700              32,564
MacDermid, Inc. ...........................      800              13,824
Material Sciences Corp. +..................      300               2,040
OM Group, Inc. ............................      700              38,290
Omnova Solutions Inc. .....................    1,500               9,720
Quaker Chemical Corp. .....................      200               3,550
                                                             -----------
                                                                 111,688
                                                             -----------
Coal (0.5%)
Massey Energy Co. .........................    2,100              47,271
                                                             -----------
Commercial Services (0.2%)
Arbitron Inc. .............................      800              16,704
                                                             -----------
Communications Equipment (1.0%)
Allen Telecom Inc. + ......................      800              10,504



                                      See Notes to Portfolio of Investments.  21

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Small Cap
================================================================================


                                              Number of         Market
                                               Shares           Value
                                             -----------     -----------
Communications Equipment (continued)
Anixter International, Inc. +..............      900         $    23,715
Brooktrout Technology, Inc. +..............      300               2,112
Cable Design Technologies, Inc. +..........    1,250              18,575
Davox Corp. + .............................      300               3,111
Inter-Tel, Inc. ...........................      700               6,923
Metro One Telecom +........................      300              12,699
Proxim, Inc. +.............................      300               4,173
Symmetricom, Inc. +........................      750              10,897
ViaSat, Inc. + ............................      600              10,518
                                                             -----------
                                                                 103,227
                                                             -----------
Computer Services Software & Systems (0.1%)
MRO Software, Inc. + ......................      600               9,096
SONICblue Inc. +...........................    1,000               4,890
                                                             -----------
                                                                  13,986
                                                             -----------
Computers - Networking (0.1%)
Digi International, Inc. +.................      200               1,206
Standard Microsystems Corp. +..............      600               8,400
                                                             -----------
                                                                   9,606
                                                             -----------
Computers - Peripherals (0.6%)
Hutchinson Technology Inc. +...............      700              10,843
MICROS Systems, Inc. +.....................      400               8,568
NYFIX, Inc. +..............................      600              14,754
Read-Rite Corp. +..........................    5,400              29,916
                                                             -----------
                                                                  64,081
                                                             -----------
Computers Software/Services (4.0%)
American Management Systems, Inc. +........    1,200              25,260
Aspen Technology, Inc. +...................      400               8,424
Avant! Corp. +.............................    1,000              19,490
Avid Technology, Inc. +....................      800              13,880
BARRA, Inc. + .............................      950              43,738
CACI International Inc. +..................      300              10,038
Carreker Corp. +...........................      600              14,676
Dendrite International, Inc. +.............    1,100              13,233
Fair Isaac & Co., Inc......................      400              27,768
FileNET Corp. +............................      900              12,600
HNC Software Inc. + .......................      800              21,784
Hyperion Solutions Corp. +.................      400               6,724
Kronos, Inc. +.............................      350              11,910
MapInfo Corp. + ...........................      400              12,592
Pc-tel Inc. +..............................      500               4,760
Phoenix Technologies Ltd. +................      600               6,510
Progress Software Corp. +..................      900              12,735
QRS Corp. +................................      200               1,770
Radiant Systems, Inc. +....................      700              11,760
Remedy Corp. + ............................      900              15,777
RSA Security Inc. +........................    1,600              51,200
SPSS  Inc. +...............................      200               2,598
Systems & Computer Technology Corp. +......      800               7,016
THQ Inc. +.................................      500              19,045
Verity, Inc. + ............................      900              20,268
                                                             -----------
                                                                 395,556
                                                             -----------
Construction (0.2%)
Florida Rock Industries, Inc...............      500              19,500
                                                             -----------
Consumer - Jewelry/Novelties (0.5%)
Action Performance Companies, Inc. +.......      500               8,065
Cross (A.T.) Co. +.........................      400               2,920
Department 56, Inc. +......................      500               4,375
Enesco Group, Inc. +.......................      200               1,180
Fossil, Inc. +.............................      900              16,884
Franklin Covey Co. +.......................      300               1,980
Russ Berrie & Co., Inc.....................      700              16,625
                                                             -----------
                                                                  52,029
                                                             -----------
Consumer Finance (0.0%)
Cash America International, Inc............      500               4,000
                                                             -----------
Consumer Services (0.2%)
Bally Total Fitness Holding Corp. +........      700              19,180
                                                             -----------
Distributors - Food & Health (2.2%)
Fleming Companies, Inc.....................    1,000              29,500
Nash-Finch Co. ............................      400               7,960
Owens & Minor, Inc. .......................      800              15,568
Patterson Dental Co. +.....................    2,400              73,344
Performance Food Group Co. +...............      500              26,985
Priority Healthcare Corp. - Class B +......    1,638              56,970
United Natural Foods, Inc. +...............      400               5,584
                                                             -----------
                                                                 215,911
                                                             -----------
Electric Companies (2.1%)
Avista Corp. ..............................    1,300              25,870
Bangor Hydro-Electric Co...................      200               5,238
Central Vermont Public Service Corp........      300               4,821
CH Energy Group, Inc. .....................      800              35,240
Green Mountain Power Corp..................      200               3,100
Northwestern Corp. ........................    1,100              27,500
RGS Energy Group Inc. .....................    1,200              44,640
UIL Holdings Corp. ........................      600              29,370
Unisource Energy Corp......................    1,500              34,815
                                                             -----------
                                                                 210,594
                                                             -----------
Electrical Equipment (2.7%)
APW Ltd. ..................................    1,100               9,240
Baldor Electric Co. .......................    1,000              20,860
Bel Fuse Inc. - Class B....................      500              12,625
Belden, Inc. ..............................      600              14,166
Black Box Corp. +..........................      500              29,095
C&D Technologies, Inc......................      800              28,384
Checkpoint Systems, Inc. +.................      800               7,480
Electro Scientific Industries, Inc. +......      700              25,081
Harman International Industries............      900              28,575
Itron, Inc. +..............................      300               4,440
Magnetek, Inc. +...........................      600               5,730




22  See Notes to Portfolio of Investments.

================================================================================

                                              Number of        Market
                                               Shares           Value
                                             -----------     -----------
Electrical equipment (continued)
Park Electrochemical Corp..................      450         $    10,575
SLI, Inc. .................................    1,000               7,050
Smith (A.O.) Corp. ........................      800              15,296
Technitrol, Inc. ..........................      400              12,032
Vicor Corp. + .............................    1,100              27,500
Watsco, Inc. ..............................      750               9,705
ZixIt Corp. +..............................      400               4,992
                                                             -----------
                                                                 272,826
                                                             -----------
Electronics - Component Dist. (0.2%)
Pioneer Standard Electronics Corp..........      300               3,600
Rogers Corp. + ............................      400              11,400
                                                             -----------
                                                                  15,000
                                                             -----------
Electronics - Defense (0.4%)
Aeroflex Inc. + ...........................      650               9,692
Mercury Computer Systems, Inc. +...........      600              30,468
                                                             -----------
                                                                  40,160
                                                             -----------
Electronics - Instruments (0.7%)
Alpha Industries, Inc. +...................      500              12,285
Analogic Corp. ............................      400              19,196
Coherent, Inc. + ..........................      300              11,850
Keithley Instruments, Inc..................      400              10,620
Meade Instruments Corp. +..................      200               1,198
Methode Electronics, Inc...................      500               2,860
Trimble Navigation Ltd. +..................      600               9,858
X-Rite, Inc. ..............................      400               3,576
                                                             -----------
                                                                  71,443
                                                             -----------
Electronics - Semiconductors (1.0%)
Actel Corp. + .............................      700              16,135
Alliance Semiconductor Corp. +.............      500               7,205
AstroPower, Inc. + ........................      200               8,376
C-Cube Microsystems Inc. +.................    1,200              19,140
Elantec Semiconductor, Inc. +..............      300               9,966
ESS Technology, Inc. +.....................    1,200               8,268
General Semiconductor Corp. +..............      900              10,386
Kopin Corp. +..............................      700               4,921
Power Integrations, Inc. +.................      700              13,062
Supertex, Inc. + ..........................      300               5,388
                                                             -----------
                                                                 102,847
                                                             -----------
Engineering & Construction (0.4%)
Butler Manufacturing Co....................      200               4,560
Foster Wheeler Corp. ......................    1,500              22,575
URS Corp. + ...............................      500              10,750
                                                             -----------
                                                                  37,885
                                                             -----------
Equipment - Semiconductors (1.3%)
DuPont Photomasks, Inc. +..................      200              11,160
Electroglas, Inc. + .......................      500               7,830
Kulicke & Soffa Industries, Inc. +.........    1,200              20,100
Phototronics, Inc. + ......................      800              22,968
Silicon Valley Group, Inc. +...............      400              12,644
Ultratech Stepper, Inc. +..................      600              17,238
Varian Semiconductor Equipment
 Associates, Inc. +........................      800              36,440
                                                             -----------
                                                                 128,380
                                                             -----------
Financial - Diversified (0.2%)
LandAmerica Financial Group, Inc...........      600              18,000
                                                             -----------
Financial Data Processing Services & Systems (0.2%)
Global Payments Inc. +.....................    1,000              21,150
                                                             -----------
Foods (1.6%)
American Italian Pasta Co. - Class A +.....      500              17,800
Earthgrains Co. (The) .....................    1,500              33,750
Hain Celestial Group, Inc. +...............      900              22,518
International Multifoods Corp..............      700              13,083
J&J Snack Foods Corp. +....................      200               4,120
Ralcorp Holdings, Inc. +...................      900              15,030
Smithfields Foods, Inc. +..................    1,600              54,800
                                                             -----------
                                                                 161,101
                                                             -----------
Footwear (1.4%)
Brown Shoe Co., Inc. ......................      500               9,865
K-Swiss Inc. ..............................      400               9,504
Stride Rite Corp. .........................    1,000               7,440
Timberland Co. (The) +.....................    1,800              88,776
Wolverine World Wide, Inc..................    1,100              19,580
                                                             -----------
                                                                 135,165
                                                             -----------
Gaming, Lottery, & Pari-mutuel (0.6%)
Anchor Gaming + ...........................      700              38,150
Aztar Corp. +..............................    1,500              19,455
                                                             -----------
                                                                  57,605
                                                             -----------
Gold/Precious Metals Mining (0.3%)
Stillwater Mining Co. +....................    1,100              33,627
                                                             -----------
Hardware & Tools (0.6%)
Scotts Co. (The) +.........................      800              33,440
Toro Co. ..................................      400              18,460
WD-40 Co. .................................      300               5,406
                                                             -----------
                                                                  57,306
                                                             -----------
Health Care - Drugs (0.9%)
Alpharma Inc. - Class A....................    1,100              24,882
Cygnus, Inc. +.............................      500               3,325
Medicis Pharmaceutical Corp. +.............      800              39,760
Noven Pharmaceuticals, Inc. +..............      800              17,176
                                                             -----------
                                                                  85,143
                                                             -----------
Health Care - Hospital Management (1.5%)
Province Healthcare Co. +..................      900              23,058
Universal Health Services, Inc. +..........    1,400             125,664
                                                             -----------
                                                                 148,722
                                                             -----------
Health Care - Managed Care (1.4%)
Coventry Health Care, Inc. +...............    2,800              57,484
Mid Atlantic Medical Services, Inc. +......    2,200              44,726




                                      See Notes to Portfolio of Investments.  23

Index Plus funds
Portfolio of Investments-April 30, 2001 (Unaudited)
Index Plus small Cap (contined)
================================================================================

                                             Number of         Market
                                              Shares            Value
                                             -----------     -----------
Health Care - Managed Care (continued)
US Oncology, Inc. +.....................       4,200         $    37,590
                                                             -----------
                                                                 139,800
                                                             -----------
Health Care - Medical Products/Supplies (3.5%)
CONMED Corp. + .........................         300               6,477
Cooper Companies, Inc...................         400              17,760
Datascope Corp. ........................         400              15,152
Diagnostic Products Corp................         600              39,462
Haemonetics Corp. +.....................         700              22,750
INAMED Corp. + .........................         600              12,582
Invacare Corp. .........................         800              28,240
Mentor Corp. ...........................         800              18,400
ResMed Inc. +...........................         800              35,840
Respironics, Inc. +.....................         800              25,392
Sola International, Inc. +..............         600               5,994
Spacelabs Medical, Inc. +...............         300               2,970
Sybron Dental Specialties, Inc. +.......         900              18,000
Syncor International Corp. +............         700              24,682
Theragenics Corp. +.....................         500               4,035
Varian Medical Systems, Inc. +..........         900              62,010
Vital Signs, Inc. ......................         300              11,943
                                                             -----------
                                                                 351,689
                                                             -----------
Health Care - Special Services (2.7%)
Accredo Health Inc. +...................         750              25,545
CryoLife, Inc. +........................         600              15,900
Curative Health Services, Inc. +........         300               2,025
Hooper Holmes, Inc. ....................       1,600              16,400
IMPATH Inc. + ..........................         700              21,896
MAXIMUS, Inc. + ........................         600              21,246
Orthodontic Centers of America, Inc. +..       1,300              35,425
PAREXEL International Corp. +...........         800              10,040
Pediatrix Medical Group, Inc. +.........         700              18,718
Pharmaceutical Product Development, Inc. +     1,200              71,460
Renal Care Group, Inc. +................       1,250              35,725
                                                             -----------
                                                                 274,380
                                                             -----------
Homebuilding (3.3%)
Champion Enterprises, Inc. +............       1,600              12,880
D.R. Horton, Inc. ......................       2,651              64,207
MDC Holdings, Inc. .....................       1,080              46,462
NVR, Inc. + ............................         400              76,248
Ryland Group, Inc. .....................         500              23,755
Skyline Corp. ..........................         200               5,180
Standard Pacific Corp...................       1,400              28,560
Toll Brothers, Inc. + ..................       1,300              46,150
Webb (Del E) Corp. + ...................         900              30,420
                                                             -----------
                                                                 333,862
                                                             -----------
Household Furnishings & Appliances (0.7%)
Bassett Furniture Industries, Inc.......         200               2,830
Ethan Allen Interiors, Inc..............       1,050              37,275
Fedders Corp. ..........................         800               4,144
La-Z-Boy Inc. ..........................       1,500              27,000
                                                             -----------
                                                                  71,249
                                                             -----------
Housewares (0.2%)
Applica Inc. +..........................         400               2,680
Libbey Inc. ............................         400              13,436
National Presto Industries, Inc.........         200               5,650
                                                             -----------
                                                                  21,766
                                                             -----------
Insurance - Life/Health (0.2%)
Delphi Financial Group, Inc.............         548              17,410
                                                             -----------
Insurance - Property/Casualty (2.1%)
Fidelity National Financial, Inc........       3,500              81,935
First American Corp. ...................       3,000              59,850
RLI Corp. ..............................         300              12,000
SCPIE Holdings Inc. ....................         200               3,970
Selective Insurance Group, Inc..........         700              17,255
Trenwick Group Inc. ....................       1,000              20,000
Zenith National Insurance...............         400              10,548
                                                             -----------
                                                                 205,558
                                                             -----------
Insurance Brokers (0.2%)
E.W. Blanch Holdings, Inc...............         200               2,666
Hilb, Rogal and Hamilton Co.............         400              15,760
                                                             -----------
                                                                  18,426
                                                             -----------
Investment Banking/Brokerage (0.9%)
Jefferies Group, Inc....................         600              19,290
Raymond James Financial, Inc............       1,700              51,595
Tucker Anthony Sutro Corp...............         700              14,546
                                                             -----------
                                                                  85,431
                                                             -----------
Investment Management (0.6%)
Eaton Vance Corp. ......................       2,000              64,600
                                                             -----------
Leisure Time - Products (1.1%)
Arctic Cat, Inc. .......................       1,000              13,140
Coachmen Industries, Inc................         400               4,008
Huffy Corp. + ..........................         300               2,604
JAKKS Pacific, Inc. + ..................         500               7,165
K2 Inc. + ..............................         500               4,075
Midway Games, Inc. + ...................         400               3,960
Polaris Industries, Inc.................         700              27,090
SCP Pool Corp. + .......................         650              20,475
Sturm, Ruger & Co., Inc.................         600               5,874
Thor Industries, Inc. ..................         300               6,990
Winnebago Industries, Inc...............         600              10,950
                                                             -----------
                                                                 106,331
                                                             -----------
Lodging - Hotels (0.3%)
Marcus Corp. ...........................       1,000              15,070
Prime Hospitality Corp. +...............       1,400              14,406
                                                             -----------
                                                                  29,476
                                                             -----------
Machinery - Diversified (0.4%)
Gardner Denver Machinery, Inc. +........         400               7,760
Manitowoc Co., Inc. (The)...............         650              17,875


24 See Note to Portfolio of Investments.

========================================================================

                                                Number of         Market
                                                 Shares            Value
                                             -----------     -----------
Machinery - Diversified (continued)
Milacron, Inc. ..........................        900          $   16,425
                                                             -----------
                                                                  42,060
                                                             -----------
Manufacturing (0.1%)
Armor Holdings, Inc. +...................        600               9,990
                                                             -----------
Manufacturing - Diversified (2.1%)
Amcast Industrial Corp...................        100                 934
Barnes Group, Inc. ......................        400               8,000
CLARCOR, Inc. ...........................        700              17,290
CUNO Inc. +..............................        400              10,208
Esterline Technologies Corp. +...........        700              13,650
GenCorp, Inc. ...........................      1,300              15,626
Graco, Inc. .............................        900              24,660
Griffon Corp. + .........................        500               4,650
IDEX Corp. ..............................        800              25,120
Kaman Corp. .............................        500               8,325
Lawson Products, Inc. ...................        300               8,370
Myers Industries, Inc....................        517               7,729
Scott Technologies, Inc. +...............        400               9,400
Standex International Corp...............        300               7,185
Thomas Industries, Inc...................        400              10,444
Tredegar Industries, Inc.................        500               9,775
Valmont Industries, Inc..................        700              10,493
WMS Industries, Inc. +...................        800              16,696
                                                             -----------
                                                                 208,555
                                                             -----------
Manufacturing - Specialized (3.0%)
AptarGroup, Inc. ........................      1,000              31,580
BMC Industries, Inc. ....................      1,300               7,722
Brady (W.H.) Co. ........................        600              19,680
Cognex Corp. + ..........................        500              14,755
CTS Corp. ...............................        700              16,800
Dionex Corp. + ..........................        600              17,982
Flow International Corp..................        300               2,934
Insituform Technologies, Inc. +..........        300              10,347
Intermagnetics General Corp. +...........        515              12,669
Ionics, Inc. + ..........................        400               9,640
JLG Industries, Inc. ....................      1,900              23,370
Lindsay Manufacturing Co.................        300               5,610
Lydall, Inc. + ..........................        300               3,627
Paxar Corp. + ...........................      1,000              11,780
Regal-Beloit Corp. ......................        500               9,450
Reliance Steel & Aluminum Co.............        800              23,440
Robbins & Myers, Inc. ...................        300               8,475
Roper Industries, Inc....................        800              33,440
SPS Technologies, Inc. +.................        400              19,480
Watts Industries, Inc....................      1,000              16,450
                                                             -----------
                                                                 299,231
                                                             -----------
Medical & Dental Instruments & Supplies.(0.1%)
Arthrocare Corp. + ......................        300               5,634
                                                             -----------
Metal Fabricators (1.4%)
Brush Wellman, Inc. .....................        400               8,000
Mueller Industries, Inc. +...............        900              29,115
RTI International Metals, Inc. +.........        700               9,877
Shaw Group, Inc. + ......................      1,500              85,500
Wolverine Tube, Inc. +...................        300               4,230
                                                             -----------
                                                                 136,722
                                                             -----------
Natural Gas - Distribution - Pipe Line (2.8%)
Atmos Energy Corp. ......................      1,200              27,204
Cascade Natural Gas Corp.................        300               5,985
Energen Corp. ...........................      1,400              52,010
Laclede Gas Co. .........................        500              12,000
New Jersey Resources Corp................        500              21,645
Northwest Natural Gas Co.................        700              15,540
NUI Corp. ...............................        400               8,940
Piedmont Natural Gas Co., Inc............        900              31,995
Southern Union Co. +.....................      1,400              31,290
Southwest Gas Corp. .....................      1,500              31,575
Southwestern Energy Co. +................        600               7,890
UGI Corp. ...............................      1,200              31,740
                                                             -----------
                                                                 277,814
                                                             -----------
Office Equipment & Supplies (0.3%)
New England Business Service, Inc........        300               5,550
Standard Register Co. ...................        600               9,660
United Stationers, Inc. +................        400              11,388
                                                             -----------
                                                                  26,598
                                                             -----------
Oil & Gas - Drilling & Equipment (2.7%)
Atwood Oceanics, Inc. +..................        400              17,860
Cal Dive International, Inc. +...........      1,200              33,612
Dril-Quip, Inc. +........................        200               6,520
Input/Output, Inc. +.....................      2,400              26,640
Lone Star Technologies, Inc. +...........        700              36,890
Oceaneering International, Inc. +........        600              14,280
Offshore Logistics, Inc. +...............        900              23,850
Pride International, Inc. +..............      1,800              47,934
SEACOR SMIT Inc. +.......................        500              22,900
Seitel, Inc. + ..........................        700              13,657
Veritas DGC, Inc. +......................        800              26,000
                                                             -----------
                                                                 270,143
                                                             -----------
Oil & Gas - Exploration/Production (6.0%)
Barrett Resources Corp. +................        900              57,915
Cabot Oil & Gas Corp. ...................        800              23,136
Cross Timbers Oil Co. ...................      3,600              97,740
HS Resources, Inc. +.....................        900              44,658
Key Production Co., Inc. +...............        400               8,980
Louis Dreyfus Natural Gas Corp. +........      1,200              45,720
Newfield Exploration Co. +...............      1,200              43,200
Nuevo Energy Co. +.......................        500               8,950
Patina Oil & Gas Corp....................        900              23,400
Plains Resources Inc. +..................        400               9,700


                                        See Note to Portfolio of Investments. 25

Index Plus funds
Portfolio of Investments-April 30, 2001 (Unaudited)
Index Plus small Cap (contined)
================================================================================

                                              Number of         Market
                                               Shares            Value
                                             -----------     -----------

Oil & Gas - Exploration/Production (continued)
Pogo Producing Co. ......................      1,500          $   44,415
Remington Oil & Gas Corp. +..............        800              12,136
St. Mary Land & Exploration Co...........        600              14,910
Stone Energy Corp. + ....................        700              34,790
Swift Energy Co. +.......................        700              22,302
Tom Brown Inc. ..........................      1,800              46,080
Vintage Petroleum, Inc...................      3,000              61,980
                                                             -----------
                                                                 600,012
                                                             -----------
PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies, Inc. +.............        800               9,752
Chesapeake Corp. ........................        400               9,704
Deltic Timber Corp. .....................        200               4,552
                                                             -----------
                                                                  24,008
                                                             -----------
Personal Care (0.3%)
Natures Sunshine Products, Inc...........        300               2,685
NBTY, Inc. + ............................      1,900              23,560
                                                             -----------
                                                                  26,245
                                                             -----------
Pharmaceuticals (0.8%)
AdvancePCS +.............................      1,400              80,640
                                                             -----------
Photography/Imaging (0.5%)
Pinnacle Systems, Inc. +.................      1,400              14,868
Zebra Technologies, Inc. +...............        900              38,934
                                                             -----------
                                                                  53,802
                                                             -----------
Plastics (0.1%)
PolyOne Corp. ...........................      1,000               8,450
                                                             -----------
Publishing (0.1%)
Information Holdings Inc. +..............        600              12,960
Thomas Nelson, Inc. .....................        300               2,070
                                                             -----------
                                                                  15,030
                                                             -----------
Restaurants (2.8%)
Applebee's International, Inc............        700              29,330
CEC Entertainment, Inc. +................        750              38,438
Cheesecake Factory, Inc. (The) +.........        900              34,254
IHOP Corp. + ............................        500              10,350
Jack in the Box Inc. +...................      1,100              29,117
Landry's Seafood Restaurants, Inc........        900              10,908
O'Charley's, Inc. + .....................        400               7,880
P.F. Changs China Bistro Inc. +..........        300              11,646
Panera Bread Co. - Class A +.............        600              18,120
RARE Hospitality International, Inc. +...        700              19,565
Ruby Tuesday, Inc. ......................      2,200              41,910
Ryan's Family Steak Houses, Inc. +.......        800               9,584
Sonic Corp. +............................        675              18,812
                                                             -----------
                                                                 279,914
                                                             -----------
Retail - Building Supplies (0.1%)
Building Materials Holding Corp. +.......        300               2,925
Hughes Supply, Inc. .....................        300               4,536
                                                             -----------
                                                                   7,461
                                                             -----------
Retail - Computers & Electronics (0.1%)
Ultimate Electronics, Inc. +.............        300               7,470
                                                             -----------
Retail - Department Stores (0.0%)
Gottschalks Inc. + ......................        300               1,395
                                                             -----------
Retail - Discounters (0.8%)
99 Cents Only Stores +...................      1,449              41,992
Dress Barn, Inc. +.......................        500              12,100
Factory 2-U Stores Inc. +................        400              10,420
Stein Mart, Inc. +.......................      1,200              12,888
                                                             -----------
                                                                  77,400
                                                             -----------
Retail - Home Shopping (0.4%)
Insight Enterprises, Inc. +..............        475              12,683
Lillian Vernon Corp. ....................        100                 660
PolyMedica Corp. + ......................        400              10,864
School Specialty, Inc. +.................        500              11,475
                                                             -----------
                                                                  35,682
                                                             -----------
Retail - Speciality (2.5%)
Casey's General Stores, Inc..............      1,200              14,472
Cost Plus, Inc. + .......................        500              11,900
Discount Auto Parts, Inc. +..............        200               1,780
Footstar, Inc. +.........................        800              29,200
Genesco Inc. +...........................      1,000              28,600
Group 1 Automotive, Inc. +...............      1,000              18,500
Hancock Fabrics, Inc. ...................        800               6,608
Jo-Ann Stores, Inc. - Class A +..........        400               1,680
Linens 'n Things, Inc. +.................      1,100              29,711
Michaels Stores, Inc. +..................        400              13,508
O'Reilly Automotive, Inc. +..............      1,300              30,745
Pier 1 Imports, Inc. ....................      2,700              29,970
The Pep Boys - Manny, Moe & Jack.........      1,500               7,185
Zale Corp. + ............................        900              30,024
                                                             -----------
                                                                 253,883
                                                             -----------
Retail Speciality - Apparel (1.8%)
AnnTaylor Stores Corp. +.................        800              21,800
Burlington Coat Factory Warehouse Corp...      2,000              41,200
Cato Corp. (The) ........................        900              15,867
Chico's FAS, Inc. +......................        700              31,227
Goody's Family Clothing, Inc. +..........        900               3,645
Gymboree Corp. + ........................        700               4,907
Men's Wearhouse, Inc. +..................      1,150              29,267
Pacific Sunwear of California, Inc. +....        400              11,144
Wet Seal, Inc. (The) - Class A +.........        700              19,383
                                                             -----------
                                                                 178,440
                                                             -----------
Retail Stores - Food Chains (0.3%)
Whole Foods Market, Inc. +...............        700              34,020
                                                             -----------
Savings & Loan Companies (2.7%)
Anchor BanCorp Wisconsin, Inc............        600               9,276
Downey Financial Corp....................      1,035              44,546
FirstFed Financial Corp. +...............        800              24,000
MAF Bancorp, Inc. .......................        900              24,255


26 See Note to Portfolio of Investments.

================================================================================


                                             Number of         Market
                                              Shares            Value
                                             -------         -----------
Savings & Loan Companies (continued)
New York Community Bancorp, Inc............    2,075              70,031
Staten Island Bancorp, Inc.................    1,200              32,988
Washington Federal, Inc....................    2,680              68,367
                                                             -----------
                                                                 273,463
                                                             -----------
Semiconductors & Electronics (0.6%)
ATMI, Inc. +...............................      400              10,532
Axcelis Technologies, Inc. +...............    2,600              39,026
Brooks Automation, Inc. +..................      200              12,522
                                                             -----------
                                                                  62,080
                                                             -----------
Services - Advertising/Marketing (0.3%)
4Kids Entertainment, Inc. +................      300               5,070
ADVO, Inc. +...............................      600              19,494
Information Resources, Inc. +..............      900               5,616
                                                             -----------
                                                                  30,180
                                                             -----------
Services - Commercial & Consumer (2.6%)
Aaron Rents, Inc...........................      500               8,600
Administaff, Inc. +........................      800              19,288
Angelica Corp..............................      200               2,652
Central Parking Corp.......................    1,100              19,591
Cerner Corp. +.............................    1,000              45,030
Chemed Corp................................      300              10,290
Copart, Inc. +.............................    1,500              34,365
CPI Corp...................................      200               3,760
F.Y.I. Inc. +..............................      400              13,900
G&K Services, Inc..........................      600              11,490
Insurance Auto Autions, Inc. +.............      300               4,320
Kroll-O' Gara Co. (The) +..................      400               2,760
Lennox International Inc...................    2,002              21,361
MemberWorks Inc. + ........................      700              17,248
Pegasus Solutions Inc. +...................      400               3,960
Pre-Paid Legal Services, Inc. +............      600              13,200
Profit Recovery Group International, Inc.
 (The) + ..................................    1,200               7,680
Regis Corp. ...............................    1,000              18,500
StarTek, Inc. +............................      200               3,312
                                                             -----------
                                                                 261,307
                                                             -----------
Services - Computer Systems (0.3%)
Analysts International Corp................      700               3,675
CIBER, Inc. + .............................    1,700              10,455
Computer Task Group, Inc...................      400               2,020
Gerber Scientific, Inc.....................      500               3,475
InterVoice-Brite, Inc. +...................      900               9,351
                                                             -----------
                                                                  28,976
                                                             -----------
Services - Data Processing (0.6%)
Factset Research Systems, Inc..............    1,000              35,500
National Data Corp.........................    1,000              28,650
                                                             -----------
                                                                  64,150
                                                             -----------
Services - Employment (0.5%)
CDI Corp. +................................      400               5,900
Heidrick & Struggles International, Inc.         300               7,575
On Assignment, Inc. +......................      800              13,688
Spherion Corp. +...........................    1,800              14,706
Volt Information Sciences, Inc. +..........      300               5,130
                                                             -----------
                                                                  46,999
                                                             -----------
Services - Facilities/Environmental (0.5%)
ABM Industries, Inc. ......................      600              18,552
TETRA Technologies, Inc. +.................    1,250              30,525
                                                             -----------
                                                                  49,077
                                                             -----------
Shipping (0.1%)
Kirby Corp. +..............................      600              13,260
                                                             -----------
Speciality Printing (0.4%)
Bowne & Co., Inc...........................    1,100              11,000
Consolidated Graphics, Inc. +..............      600               8,010
Harland (John H.) Co.......................    1,000              21,720
                                                             -----------
                                                                  40,730
                                                             -----------
Steel (0.3%)
Cleveland-Cliffs, Inc......................      200               3,846
Commercial Metals Co.......................      300               7,734
Quanex Corp. ..............................      400               8,280
Steel Dynamics, Inc. +.....................      600               8,604
Steel Technologies, Inc....................      200               1,338
                                                             -----------
                                                                  29,802
                                                             -----------
Telecommunications (0.1%)
Stratos Lightwave Inc. +...................      756               6,038
                                                             -----------
Telephone Long Distance (0.1%)
General Communication, Inc. +..............    1,300              12,298
                                                             -----------
Textiles - Apparel (1.1%)
Ashworth, Inc. +...........................      200               1,472
Haggar Corp. ..............................      100               1,081
Kellwood Co. ..............................      700              14,945
Nautica Enterprises, Inc. +................      900              16,533
Oshkosh B'Gosh, Inc............ ...........      500              13,535
Oxford Industries, Inc.....................      200               4,000
Phillips-Van Heusen Corp...................    1,300              19,500
Quiksilver, Inc. +.........................      800              21,736
Russell Corp...............................      800              15,360
                                                             -----------
                                                                 108,162
                                                             -----------
Textiles - Home Furnishings (0.4%)
Interface, Inc.............................    1,900              14,649
Springs Industries, Inc. - Class A               500              22,275
                                                             -----------
                                                                  36,924
                                                             -----------
Textiles - Speciality (0.2%)
Wellman, Inc...............................      900              16,785
                                                             -----------
Tobacco (0.1%)
Schweitzer-Mauduit International, Inc......      500              10,725
                                                             -----------
Truckers (1.5%)
Arkansas Best Corp.........................      700              13,755
Arnold Industries, Inc.....................      600              10,704
Forward Air Corp. +........................      600              20,820

                                      See Notes to Portfolio of Investments.  27

Index Plus Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Index Plus Small Cap (continued)
================================================================================


                                             Number of         Market
                                              Shares            Value
                                             -------         -----------
Truckers (continued)
Heartland Express, Inc. +                        600              16,482
Landstar Systems, Inc. +                         300              19,590
M.S. Carriers, Inc. + .                          300               9,267
Roadway Express, Inc. .                          400               9,760
U.S. Freightways Corp.                           300               7,863
Werner Enterprises, Inc.                       1,300              25,870
Yellow Corp. + ........                          600              10,938
                                                             -----------
                                                                 145,049
                                                             -----------
Trucks & Parts (0.2%)
Oshkosh Truck Corp. ...                          500              19,490
                                                             -----------
Waste Management (0.2%)
TETRA Technologies, Inc. +                       600              16,470
                                                             -----------
Water Utilities (0.4%)
American States Water Co.                        200               6,580
Philadelphia Suburban Corp.                    1,407              32,783
                                                             -----------
                                                                  39,363
                                                             -----------
Total Common Stocks (Cost $8,173,595)                          9,855,870
                                                             -----------
Total Investments (Cost $8,173,595)(a)                         9,855,870
Other Assets Less Liabilities                                    122,430
                                                             -----------
Total Net Assets                                              $9,978,300
                                                             -----------

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $8,443,227. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains...........................................   $1,559,271
Unrealized losses..........................................     (146,628)
                                                             -----------
 Net unrealized gain.......................................   $1,412,643
                                                             ===========


+ Non-income producing security.

Category percentages are based on net assets.

28 See Notes to Financial Statements.

Index Plus Funds
Statements of Assets And Liabilities
April 30, 2001 (Unaudited)
===============================================================================

                                                            Index Plus Large Cap  Index Plus Mid Cap   Index Plus Small Cap
                                                            --------------------  ------------------  ----------------------
Assets:
Investments, at market value.............................        $434,296,453          $19,950,370           $ 9,855,870
Cash.....................................................                 778                6,794               131,294
Receivable for:
 Dividends and interest..................................             316,960               12,545                 6,127
 Investments sold........................................          12,205,716              421,087                16,332
 Fund shares sold........................................             261,766               59,053                   738
 Reimbursement from Investment Adviser...................                  --                9,445                13,148
Prepaid expenses.........................................               2,180                   81                    47
Other assets.............................................               1,010                   --                    --
                                                                 ------------          -----------           -----------
     Total assets........................................         447,084,863           20,459,375            10,023,556
                                                                 ------------          -----------           -----------
Liabilities:
Payable for:
 Investments purchased...................................           8,675,109              634,643                    --
 Fund shares redeemed....................................           1,506,201                   --                33,289
 Variation margin........................................              46,200                   --                    --
Other liabilities........................................             308,296               15,421                11,967
                                                                 ------------          -----------           -----------
     Total liabilities...................................          10,535,806              650,064                45,256
                                                                 ------------          -----------           -----------
      NET ASSETS.........................................        $436,549,057          $19,809,311           $ 9,978,300
                                                                 ============          ===========           ===========
Net assets represented by:
Paid-in capital..........................................        $451,633,773          $19,093,338           $ 8,533,066
Net unrealized gain on investments, open
 futures contracts and foreign currency
 related transactions....................................          43,292,520            2,164,442             1,682,275
Undistributed (distributions in excess of) net
 investment income.......................................             526,299               (2,215)               (4,228)
Accumulated net realized loss on
 investments.............................................         (58,903,535)          (1,446,254)             (232,813)
                                                                 ------------          -----------           -----------
      NET ASSETS.........................................        $436,549,057          $19,809,311           $ 9,978,300
                                                                 ============          ===========           ===========

Cost of investments......................................        $391,777,838          $17,785,928           $ 8,173,595

                                            See Notes To Financial Statements 29

Index Plus Funds
Statements of Assets And Liabilities (continued)
April 30, 2001 (Unaudited)
===============================================================================

                                                               Index Plus Large Cap  Index Plus Mid Cap   Index Plus Small Cap
                                                               --------------------  ------------------  ----------------------
Capital Shares, $.001 par value:
Class I:
 Outstanding...................................................       10,217,523               39,187               366,021
 Net Assets....................................................     $164,557,717          $   479,889           $ 4,251,637
 Net Asset Value, offering and redemption
  price per share (net assets divided by shares outstanding)...     $      16.11          $     12.25           $     11.62
Class A:
 Outstanding...................................................       12,476,021            1,343,565               416,013
 Net Assets....................................................     $199,486,963          $16,374,639           $ 4,804,322
 Net Asset Value and redemption price per
 share (net assets divided by shares outstanding)..............     $      15.99          $     12.19           $     11.55
 Offering Price (net asset value divided by 1
  minus maximum sales load)....................................     $      16.48          $     12.57           $     11.91
Class B:
 Outstanding...................................................        2,051,832               97,382                35,182
 Net Assets....................................................     $ 32,657,534          $ 1,178,913           $   400,270
 Net Asset Value, offering and redemption
  price per share (net assets divided by shares outstanding)...     $      15.92          $     12.11           $     11.38
Class C:
 Outstanding...................................................        2,500,316              146,844                45,762
 Net Assets....................................................     $ 39,846,843          $ 1,775,870           $   522,071
 Net Asset Value, offering and redemption
 price per share (net assets divided by shares outstanding)....     $      15.94          $     12.09           $     11.41

30 See Notes to Financial Statements.

Index Plus Funds
Statements Of Operations
Six Month Period Ended April 30, 2001 (Unaudited)
================================================================================

                                                                     Index Plus Large Cap  Index Plus Mid Cap   Index Plus Small Cap
                                                                     --------------------  ------------------   --------------------
Investment Income:
Dividends...........................................................    $   2,518,135         $    82,615            $ 35,180
Interest ...........................................................          390,616              20,669               5,076
                                                                        -------------         -----------            --------
                                                                            2,908,751             103,284              40,256
Foreign taxes withheld on dividends ................................           (2,840)                 --                 (18)
                                                                        -------------         -----------            --------
     Total investment income........................................        2,905,911             103,284              40,238
                                                                        -------------         -----------            --------
Investment Expenses:
Investment advisory fees............................................          932,030              38,395              21,178
Administrative services fees .......................................          207,118               8,532               4,706
Distribution plan fees - Class A ...................................          223,254              16,780               5,234
Distribution plan fees - Class B ...................................          116,839               4,744               1,370
Distribution plan fees - Class C ...................................          110,369               4,122               1,400
Shareholder services fees - Class B ................................           38,946               1,581                 457
Shareholder services fees - Class C.................................           55,185               2,061                 700
Printing and postage fees...........................................           19,700               2,398               2,085
Custody fees .......................................................           12,250              12,657              14,919
Transfer agent fees ................................................          124,239              14,914              13,922
Audit fees .........................................................           11,058              10,303              10,096
Directors' fees ....................................................            5,797                 182                 118
Registration fees ..................................................           27,367              17,474              17,768
Miscellaneous expenses..............................................           11,037                 424                 432
                                                                        -------------         -----------            --------
Expenses before reimbursement and waiver from Investment Adviser....        1,895,189             134,567              94,385
Expense reimbursement and waiver from Investment Adviser ...........               --             (41,396)            (49,919)
                                                                        -------------         -----------            --------
     Net investment expenses........................................        1,895,189              93,171              44,466
                                                                        -------------         -----------            --------
Net investment income (loss)........................................        1,010,722              10,113              (4,228)
                                                                        -------------         -----------            --------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Investments .......................................................      (35,849,908)         (1,037,263)             55,364
 Futures contracts .................................................       (1,208,871)                 --                  --
                                                                        -------------         -----------            --------
     Net realized gain (loss) on investments........................      (37,058,779)         (1,037,263)             55,364
                                                                        -------------         -----------            --------
Net change in unrealized gain or loss on:
 Investments .......................................................      (27,648,601)            545,077             (96,615)
 Futures contracts .................................................          817,146                  --                  --
                                                                        -------------         -----------            --------
     Net change in unrealized gain or loss on investments...........      (26,831,455)            545,077             (96,615)
                                                                        -------------         -----------            --------
Net realized and change in unrealized gain or loss on investments...      (63,890,234)           (492,186)            (41,251)
                                                                        -------------         -----------            --------
Net decrease in net assets resulting from operations................    $ (62,879,512)        $  (482,073)           $(45,479)
                                                                        =============         ===========            ========

                                         See Notes to Financial Statements.   31

Index Plus Funds
Statements of Changes in Net Assets
===============================================================================

                                                                                          Index Plus Large Cap
                                                                                 ----------------------------------
                                                                                    Six Month
                                                                                   Period  Ended
                                                                                  April 30, 2001      Year Ended
                                                                                    (Unaudited)     October 31, 2000
                                                                                  --------------    ----------------
From Operations:
Net investment income .........................................................    $  1,010,722      $  1,170,671
Net realized loss on investments...............................................     (37,058,779)      (16,205,260)
Net change in unrealized gain or loss on investments...........................     (26,831,455)       35,921,143
                                                                                   ------------      ------------
 Net increase (decrease) in net assets resulting from operations...............     (62,879,512)       20,886,554
                                                                                   ------------      ------------
Distributions to Shareholders:
Class I:
 From net investment income....................................................        (804,424)         (684,783)
Class A:
 From net investment income....................................................        (489,702)         (328,600)
Class C:
 From net investment income....................................................              --            (4,054)
                                                                                   ------------      ------------
 Decrease in net assets from distributions to shareholders......................     (1,294,126)       (1,017,437)
                                                                                   ------------      ------------
From Fund Share Transactions:
Class I:
 Proceeds from shares sold.....................................................      34,089,648        85,609,514
 Net asset value of shares issued upon reinvestment of distributions...........         803,498           683,738
 Payments for shares redeemed..................................................     (15,246,205)      (67,159,864)
Class A:
 Proceeds from shares sold.....................................................      53,802,223       118,663,452
 Net asset value of shares issued upon reinvestment of distributions...........         471,242           317,610
 Payments for shares redeemed..................................................     (16,302,031)      (19,510,672)
Class B:
 Proceeds from shares sold.....................................................       6,449,023        17,281,170
 Payments for shares redeemed..................................................      (1,537,728)       (3,154,367)
Class C:
 Proceeds from shares sold.....................................................       3,742,209        25,098,811
 Net asset value of shares issued upon reinvestment of distributions...........              --             3,404
 Payments for shares redeemed..................................................      (7,596,443)       (9,765,096)
                                                                                   ------------      ------------
 Net increase in net assets from fund share transactions.......................      58,675,436       148,067,700
                                                                                   ------------      ------------
Net change in net assets.......................................................      (5,498,202)      167,936,817

Net Assets:
Beginning of period............................................................     442,047,259       274,110,442
                                                                                   ------------      ------------
End of period..................................................................    $436,549,057      $442,047,259
                                                                                   ============      ============
End of period net assets includes undistributed net investment income..........    $    526,299      $    809,703
                                                                                   ============      ============

32   See Notes to Financial Statements.

================================================================================

                                                                                                   Index Plus Large Cap
                                                                                          -----------------------------------
                                                                                              Six Month
                                                                                            Period  Ended
                                                                                           April 30, 2001       Year Ended
                                                                                            (Unaudited)      October 31, 2000
                                                                                          ---------------    ----------------
Share Transactions:
Class I:
  Number of shares sold......................................................              2,017,183            4,539,785
  Number of shares issued upon reinvestment of distributions.................                 47,071               37,506
  Number of shares redeemed..................................................               (927,516)          (3,583,462)
                                                                                          ----------          -----------
 Net increase................................................................              1,136,738              993,829
                                                                                          ==========          ===========
Class A:
  Number of shares sold......................................................              3,403,632            6,375,587
  Number of shares issued upon reinvestment of distributions.................                 27,784               17,528
  Number of shares redeemed..................................................             (1,017,463)          (1,049,048)
                                                                                          ----------          -----------
 Net increase................................................................              2,413,953            5,344,067
                                                                                          ==========          ===========
Class B:
  Number of shares sold......................................................                387,891              926,104
  Number of shares redeemed..................................................                (94,898)            (168,274)
                                                                                          ----------          -----------
 Net increase................................................................                292,993              757,830
                                                                                          ==========          ===========
Class C:
  Number of shares sold......................................................                228,514            1,349,366
  Number of shares issued upon reinvestment of distributions.................                     --                  188
  Number of shares redeemed..................................................               (481,763)            (525,816)
                                                                                          ----------          -----------
 Net increase (decrease).....................................................               (253,249)             823,738
                                                                                          ==========          ===========

                                        See Notes to Financial Statements.    33

Index Plus Funds
Statements of Changes in Net Assets (Continued)
================================================================================

                                                                        Index Plus Mid Cap
                                                            -------------------------------------------
                                                             Six Month
                                                            Period Ended
                                                           April 30, 2001                  Year Ended
                                                            (Unaudited)                 October 31, 2000
                                                           --------------               ----------------
From Operations:
Net investment income ................................      $    10,113                   $    14,270
Net realized gain (loss) on investments...............       (1,037,263)                    2,036,967
Net change in unrealized gain or loss on
 investments..........................................          545,077                     1,110,148
                                                            -----------                   -----------
 Net increase (decrease) in net assets
 resulting from operations............................         (482,073)                    3,161,385
                                                            -----------                   -----------
Distributions to Shareholders:
Class I:
 From net investment income...........................           (1,732)                      (33,859)
 From net realized gains on investments...............          (88,383)                     (942,732)
Class A:
 From net investment income...........................          (16,536)                      (12,792)
 From net realized gains on investments...............       (1,782,746)                     (503,197)
Class B:
 From net realized gains on investments...............         (224,134)                      (65,596)
Class C:
 From net investment income...........................               --                          (150)
 From net realized gains on investments...............         (235,708)                      (80,996)
                                                            -----------                   -----------
 Decrease in net assets from distributions
 to shareholders......................................       (2,349,239)                   (1,639,322)
                                                            -----------                   -----------
From Fund Share Transactions:
Class I:
 Proceeds from shares sold............................          191,811                       126,632
 Net asset value of shares issued upon
  reinvestment of distributions.......................           44,604                        20,254
 Payments for shares redeemed.........................       (1,818,542)                   (5,003,601)
Class A:
 Proceeds from shares sold............................        7,032,732                     6,898,050
 Net asset value of shares issued upon
  reinvestment of distributions.......................        1,521,005                       496,267
 Payments for shares redeemed.........................       (1,071,477)                     (838,748)
Class B:
 Proceeds from shares sold............................          413,552                     1,005,112
 Net asset value of shares issued upon
  reinvestment of distributions.......................          214,436                        58,588
 Payments for shares redeemed.........................         (742,623)                      (29,623)
Class C:
 Proceeds from shares sold............................          346,094                       935,189
 Net asset value of shares issued upon
  reinvestment of distributions.......................          226,104                        68,245
 Payments for shares redeemed.........................         (115,343)                      (62,871)
                                                            -----------                   -----------
 Net increase in net assets from fund share
 transactions.........................................        6,242,353                     3,673,494
                                                            -----------                   -----------
Net change in net assets..............................        3,411,041                     5,195,557
Net Assets:
Beginning of period...................................       16,398,270                    11,202,713
                                                            -----------                   -----------
End of period.........................................      $19,809,311                   $16,398,270
                                                            ===========                   ===========
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income................................      $    (2,215)                  $     5,940
                                                            ===========                   ===========

34    See Notes to Financial Statements.

================================================================================


                                                                        Index Plus Mid Cap
                                                            -------------------------------------------
                                                              Six Month
                                                             Period Ended
                                                             April 30, 2001                   Year Ended
                                                              (Unaudited)                 October 31, 2000
                                                            --------------                ----------------
Share Transactions:
Class I:
 Number of shares sold................................           15,549                         8,695
 Number of shares issued upon reinvestment
  of distributions....................................            3,692                         1,796
 Number of shares redeemed............................         (130,201)                     (396,375)
                                                            -----------                   -----------
 Net decrease.........................................         (110,960)                     (385,884)
                                                            ===========                   ===========
Class A:
 Number of shares sold................................          558,773                       494,891
 Number of shares issued upon reinvestment
  of distributions....................................          126,407                        44,074
 Number of shares redeemed............................          (88,966)                      (62,844)
                                                            -----------                   -----------
 Net increase.........................................          596,214                       476,121
                                                            ===========                   ===========
Class B:
 Number of shares sold................................           32,870                        68,971
 Number of shares issued upon reinvestment
  of distributions....................................           17,885                         5,203
 Number of shares redeemed............................          (60,598)                       (2,274)
                                                            -----------                   -----------
 Net increase (decrease)..............................           (9,843)                       71,900
                                                            ===========                   ===========
Class C:
 Number of shares sold................................           27,699                        67,862
 Number of shares issued upon reinvestment
  of distributions....................................           18,905                         6,082
 Number of shares redeemed............................          (10,171)                       (4,556)
                                                            -----------                   -----------
 Net increase.........................................           36,433                        69,388
                                                            ===========                   ===========

                                           See Notes to Financial Statements. 35

Index Plus Funds
Statements Of Changes In Net Assets (continued)
================================================================================

                                                                                 Index Plus Small Cap
                                                                           --------------------------------
                                                                             Six Month
                                                                            Period Ended
                                                                           April 30, 2001      Year Ended
                                                                            (Unaudited)     October 31, 2000
                                                                           --------------   ----------------
From Operations:
Net investment loss ..................................................      $   (4,228)       $   (19,762)
Net realized gain on investments......................................          55,364            198,356
Net change in unrealized gain or loss on
 investments..........................................................         (96,615)         1,280,990
                                                                            ----------        -----------
 Net increase (decrease) in net assets
 resulting from operations............................................         (45,479)         1,459,584
                                                                            ----------        -----------
Distributions to Shareholders:
Class I:
 From net investment income...........................................              --             (8,307)
                                                                            ----------        -----------
 Decrease in net assets from distributions
 to shareholders......................................................              --             (8,307)
                                                                            ----------        -----------
From Fund Share Transactions:
Class I:
 Proceeds from shares sold............................................          25,725             71,170
 Net asset value of shares issued upon
  reinvestment of distributions.......................................              --                208
 Payments for shares redeemed.........................................        (572,930)        (1,974,690)
Class A:
 Proceeds from shares sold............................................       1,422,475          2,025,032
 Payments for shares redeemed.........................................        (416,584)        (1,050,718)
Class B:
 Proceeds from shares sold............................................         125,321            136,862
 Payments for shares redeemed.........................................         (21,950)           (76,223)
Class C:
 Proceeds from shares sold............................................          45,068            168,671
 Payments for shares redeemed.........................................        (127,809)          (238,975)
                                                                            ----------        -----------
 Net increase (decrease) in net assets from
 fund share transactions..............................................         479,316           (938,663)
                                                                            ----------        -----------
Net change in net assets..............................................         433,837            512,614

NET ASSETS:
Beginning of period...................................................       9,544,463          9,031,849
                                                                            ----------        -----------
End of period.........................................................      $9,978,300        $ 9,544,463
                                                                            ==========        ===========
End of period net assets includes distributions in excess of net
 investment income....................................................      $   (4,228)       $        --
                                                                            ==========        ===========

36  See Notes to Financial Statements.

================================================================================

                                                                                 Index Plus Small Cap
                                                                           --------------------------------
                                                                             Six Month
                                                                            Period Ended
                                                                           April 30, 2001      Year Ended
                                                                            (Unaudited)     October 31, 2000
                                                                           --------------   ----------------
Share Transactions:
Class I:
  Number of shares sold.............................................           2,244              6,341
  Number of shares issued upon reinvestment of distributions........              --                 20
  Number of shares redeemed.........................................         (49,936)          (185,498)
                                                                          ----------        -----------
 Net decrease.......................................................         (47,692)          (179,137)
                                                                          ==========        ===========
Class A:
  Number of shares sold.............................................         125,080            186,489
  Number of shares redeemed.........................................         (36,879)           (95,375)
                                                                          ----------        -----------
 Net increase.......................................................          88,201             91,114
                                                                          ==========        ===========
Class B:
  Number of shares sold.............................................          11,201             12,838
  Number of shares redeemed.........................................          (2,075)            (6,360)
                                                                          ----------        -----------
 Net increase.......................................................           9,126              6,478
                                                                          ==========        ===========
Class C:
  Number of shares sold.............................................           3,864             15,618
  Number of shares redeemed.........................................         (11,555)           (21,768)
                                                                          ----------        -----------
 Net decrease.......................................................          (7,691)            (6,150)
                                                                          ==========        ===========

                                          See Notes to Financial Statements.  37

Index Plus Funds
Notes to Financial Statements
April 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

1. Organization

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds) Aetna Index Plus Large Cap Fund (Index Plus Large Cap), Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap) and Aetna Index Plus Small Cap Fund (Index Plus Small Cap).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  Class I: No sales charges or distribution fees.

  Class A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

  Class B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  Class C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.50%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                            Class I                  Class A              Class B                Class C
                            -------                  -------              -------                -------
Index Plus Large Cap    December 10, 1996        February 3, 1997       March 1, 1999         June 30, 1998
Index Plus Mid Cap       February 3, 1998        February 3, 1998       March 1, 1999         June 30, 1998
Index Plus Small Cap     February 3, 1998        February 3, 1998       March 1, 1999         June 30, 1998

The following is each Fund's investment objective:

  Index plus large cap seeks to outperform the total return performance of the Standard and Poor's 500 Composite Index, while maintaining a market level of risk.

  Index plus mid cap seeks to outperform the total return performance of the Standard and Poor's MidCap 400 Index, while maintaining a market level of risk.

  Index plus small cap seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index, while maintaining a market level of risk.

Aeltus Investement Management, Inc. (Aeltus) and Aeltus Capital, Inc. (ACI) are indirect wholly owned subsidiaries of ING Groep N.V. (ING). On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus, the investment adviser to the Funds, and ACI, each Fund's principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

-------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. Valuation of Investments

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. Futures Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in financial futures contracts as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. Illiquid and Restricted Securities

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 10% of its net assets in illiquid

Index Plus Funds
Notes to Financial Statements (continued)
ApriL 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

securities. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. Illiquid and restricted securities are valued using market quotations when readily available.

D. Federal Income Taxes

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 2000 and intends to meet requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

E. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. Line of Credit

Certain series of the Company (including the Funds), Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of the commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of April 30, 2001.

G. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. Investment Advisory, Shareholder Services and Distribution Fees

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the annual effective rates before waivers as of April 30, 2001:

                                           Fee           Effective
                                          Range            Rate
                                          -----          ---------
                  Index Plus Large Cap    0.45%-0.375%     0.45%
                  Index Plus Mid Cap      0.45%-0.375%     0.45%
                  Index Plus Small Cap    0.45%-0.375%     0.45%



The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.225% of the average daily assets associated with these shares. For the period November 1, 2000 through April 30, 2001, Aeltus paid ALIAC $185,902.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A, 0.75% of the average daily net assets of Class B and 0.50% of the average daily net assets for Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors. Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. Reimbursement and Waiver from Investment Adviser

Aeltus is contractually obligated through December 31, 2001 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the period ended April 30, 2001 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2001 were:

                                          Cost of Purchases      Proceeds from Sales
                                          -----------------      -------------------
               Index Plus Large Cap         $284,913,862            $238,022,449
               Index Plus Mid Cap             15,917,969              12,831,560
               Index Plus Small Cap            6,494,179               5,908,944

Index Plus Funds
Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

6. Capital Loss Carryforwards

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of April 30, 2001, the following capital loss carryforwards had been incurred:


                          Total Capital Loss               Year of Expiration
                            Carryforward                 2007        2008
                            ------------                 ----        ----
Index Plus Large Cap      $9,961,669               $1,783,283     $8,178,386
Index Plus Small Cap         121,276                  121,276             --


7. Authorized Capital Shares

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion shares, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B and Class C. As of April 30, 2001, the following shares of the Funds were owned by ALIAC and its affiliates:

                                                 Class I       Class A
                                                 -------       -------
                         Index Plus Large Cap  4,360,493       60,222
                         Index Plus Mid Cap           --       17,094
                         Index Plus Small Cap    349,767       11,311


8. New Accounting Pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes are expected to have no material impact on the Funds' net asset values.

                      THIS PAGE INTENTIONALLY LEFT BLANK

Index Plus Funds
Financial Highlights
Index Plus Large Cap
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                                                                                  Period From
                                                        Six Month                                              December 10, 1996
                                                       Period Ended   Year Ended   Year Ended   Year Ended     (Commencement of
                                                      April 30, 2001  October 31,  October 31,  October 31,       Operations)
                 CLASS I                               (Unaudited)       2000         1999         1998       to October 31, 1997
-------------------------------------------------     --------------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period ............      $  18.79        $  17.48     $  13.78     $ 12.43          $ 10.00
                                                       --------        --------     --------     -------          -------
Income from investment operations:
 Net investment income ..........................          0.07            0.07         0.11+       0.13+            0.12+
 Net realized and change in unrealized
  gain or loss on investments ...................         (2.66)           1.32         3.86        2.57             2.33
                                                       --------        --------     --------     -------          -------
   Total income from investment operations.......         (2.59)           1.39         3.97        2.70             2.45
                                                       --------        --------     --------     -------          -------
Less distributions:
 From net investment income .....................         (0.09)          (0.08)       (0.07)      (0.13)           (0.02)
 From net realized gains on investments .........            --              --        (0.20)      (1.22)              --
                                                       --------        --------     --------     -------          -------
   Total distributions ..........................         (0.09)          (0.08)       (0.27)      (1.35)           (0.02)
                                                       --------        --------     --------     -------          -------
Net asset value, end of period ..................      $  16.11        $  18.79     $  17.48     $ 13.78          $ 12.43
                                                       ========        ========     ========     =======          =======

Total return ....................................        (13.83)%          7.99%       29.05%      23.46%           24.49%
Net assets, end of period (000's) ...............      $164,558        $170,673     $141,377     $31,671          $10,876
Ratio of net investment expenses to
 average net assets .............................          0.65%(1)        0.66%        0.70%       0.70%            0.70%(1)
Ratio of net investment income to average
 net assets .....................................          0.75%(1)        0.56%        0.67%       0.96%            1.15%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ...................            --              --         0.75%       1.17%            1.95%(1)
Portfolio turnover rate .........................         58.72%         104.31%       72.14%     124.16%           82.31%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



44  See Notes to Financial Statements.

Index Plus Large Cap
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                               Period From
                                                      Six Month                                              February 3, 1997
                                                     Period Ended   Year Ended   Year Ended   Year Ended     (Date of Initial
                                                    April 30, 2001  October 31,  October 31,  October 31,    Public Offering)
                CLASS A                              (Unaudited)       2000         1999         1998       to October 31, 1997
-------------------------------------------------    -------------   ----------   ----------   ----------   -------------------
Net asset value, beginning of period ............    $  18.64        $  17.36     $ 13.70      $ 12.36      $    10.57
                                                     --------        --------     -------      -------      ----------
Income from investment operations:
 Net investment income ..........................        0.04            0.06        0.07+        0.09+           0.02+
 Net realized and change in unrealized
 gain or loss on investments ....................       (2.64)           1.28        3.84         2.56            1.77
                                                     --------        --------     -------      -------      ----------
   Total income from investment
    operations...................................       (2.60)           1.34        3.91         2.65            1.79
                                                     --------        --------     -------      -------      ----------
Less distributions:
 From net investment income .....................       (0.05)          (0.06)      (0.05)       (0.09)             --
 From net realized gains on investments..........          --              --       (0.20)       (1.22)             --
                                                     --------        --------     -------      -------      ----------
   Total distributions ..........................       (0.05)          (0.06)      (0.25)       (1.31)             --
                                                     --------        --------     -------      -------      ----------
Net asset value, end of period ..................    $  15.99        $  18.64     $ 17.36      $ 13.70      $    12.36
                                                     ========        ========     =======      =======      ==========

Total return ....................................      (13.98)%          7.74%      28.78%       23.09%          16.93%
Net assets, end of period (000's) ...............    $199,487        $187,566     $81,908      $ 6,422      $    1,833
Ratio of net investment expenses to
 average net assets .............................        0.90%(1)        0.91%       0.95%        0.99%           1.45%(1)
Ratio of net investment income to
 average net assets .............................        0.50%(1)        0.31%       0.42%        0.67%           0.16%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ...............          --              --        1.00%        1.46%           2.98%(1)
Portfolio turnover rate .........................       58.72%         104.31%      72.14%      124.16%          82.31%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 45

Index Plus Funds
Financial Highlights (continued)
Index Plus Large Cap
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               Period From
                               Six Month                      March 1, 1999
                               Period Ended   Year Ended     (Date of Initial
                              April 30, 2001  October 31,    Public Offering)
          CLASS B              (Unaudited)       2000       to October 31, 1999
---------------------------   --------------  -----------   -------------------
Net asset value, beginning
 of period .................       $ 18.57       $ 17.37         $ 15.68
                                   -------       -------         -------
Income from investment
operations:
 Net investment income .....         (0.01)         0.01           (0.04)+
 Net realized and change in
 unrealized gain or loss on
 investments................         (2.64)         1.19            1.73
                                   -------       -------         -------
   Total income from
    investment operations...         (2.65)         1.20            1.69
                                   -------       -------         -------
Net asset value, end of
 period.....................       $ 15.92       $ 18.57         $ 17.37
                                   =======       =======         =======

Total return ...............        (14.27)%        6.91%          10.78%
Net assets, end of period
 (000's)....................       $32,658       $32,666         $17,386
Ratio of net investment
 expenses to average net
 assets.....................          1.65%(1)      1.66%           1.70%(1)
Ratio of net investment
 income to average net
 assets.....................         (0.25)%(1)    (0.44)%         (0.32)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets .....            --            --            1.75%(1)
Portfolio turnover rate ....         58.72%       104.31%          72.14%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



46 See Notes to Financial Statements.

Index Plus Large Cap
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                                Period From
                                                                    Six Month                                   June 30, 1998
                                                                   Period Ended   Year Ended   Year Ended     (Date of Initial
                                                                  April 30, 2001  October 31,  October 31,    Public Offering)
                         CLASS C                                   (Unaudited)       2000         1999       to October 31, 1998
-----------------------------------------------------------       --------------  -----------  -----------   -------------------
Net asset value, beginning of period.......................       $     18.57     $ 17.33      $ 13.74       $ 14.17
                                                                  -----------     -------      -------       -------
Income from investment operations:
 Net investment income.....................................             (0.01)          --        (0.01)+        0.01+
 Net realized and change in unrealized gain or loss
 on investments ...........................................             (2.62)       1.24         3.85         (0.44)
                                                                  -----------     -------      -------       -------
   Total income from investment operations.................             (2.63)       1.24         3.84         (0.43)
                                                                  -----------     -------      -------       -------
Less distributions:
 From net investment income................................                --          --        (0.05)           --
 From net realized gains on investments ....................               --          --        (0.20)           --
                                                                  -----------     -------      -------       -------
   Total distributions.....................................                --          --        (0.25)           --
                                                                  -----------     -------      -------       -------
Net asset value, end of period ............................       $     15.94     $ 18.57      $ 17.33       $ 13.74
                                                                  ===========     =======      =======       =======

Total return ..............................................            (14.16)%      7.17%       28.17%        (3.04)%
Net assets, end of period (000's) .........................       $    39,847     $51,143      $33,439       $   910
Ratio of net investment expenses to average net assets.....              1.40%(1)    1.41%        1.45%         1.43%(1)
Ratio of net investment income to average net assets ......                --       (0.19)%      (0.07)%        0.23%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................                --          --         1.50%         1.90%(1)

Portfolio turnover rate....................................             58.72%     104.31%       72.14%       124.16%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                          See Notes to Financial Statements.  47

Index Plus Funds
Financial Highlights (continued)
Index Plus Mid Cap
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                           Period From
                                                               Six Month                                 February 3, 1998
                                                              Period Ended   Year Ended   Year Ended     (Commencement of
                                                             April 30, 2001  October 31,  October 31,       Operations)
                      CLASS I                                 (Unaudited)       2000         1999       to October 31, 1998
---------------------------------------------------------   ---------------  ----------  -----------   -------------------

Net asset value, beginning of period ....................   $   14.78        $    12.70  $     10.36           $ 10.00
                                                            ---------        ----------  -----------           -------

Income from investment operations:
 Net investment income...................................        0.03              0.02         0.07+             0.04+
 Net realized and change in unrealized gain or loss
 on investments .........................................       (0.50)             3.90         2.32              0.32
                                                            ---------        ----------  -----------           -------
   Total income from investment operations...............       (0.47)             3.92         2.39              0.36
                                                            ---------        ----------  -----------           -------
Less distributions:
 From net investment income..............................       (0.04)            (0.06)       (0.05)               --
 From net realized  gains on investments.................       (2.02)            (1.78)          --                --
                                                            ---------        ----------  -----------           -------
   Total distributions...................................       (2.06)            (1.84)       (0.05)               --
                                                            ---------        ----------  -----------           -------
Net asset value, end of period ..........................   $   12.25        $    14.78  $     12.70           $ 10.36
                                                            =========        ==========  ===========           =======

Total return ............................................       (3.02)%           35.42%       23.14%             3.60%
Net assets, end of period (000's) .......................   $     480        $    2,219  $     6,806           $ 6,996
Ratio of net investment expenses to average net assets...        0.75%(1)          0.75%        0.75%             0.75%(1)
Ratio of net investment income to average net assets ....        0.46%(1)          0.38%        0.55%             0.57%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .....................................        1.23%(1)          1.25%        1.78%             2.51%(1)
Portfolio turnover rate..................................       76.33%           180.24%      130.93%           129.87%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



48 See Notes to Financial Statements.

Index Plus Mid Cap
================================================================================

Selected data for a fund share outstanding throughout each period:


                                                                                                                  Period From
                                                               Six Month                                       February 3, 1998
                                                              Period Ended     Year Ended     Year Ended       (Commencement of
                                                             April 30, 2001    October 31,    October 31,         Operations)
                       CLASS A                                (Unaudited)         2000           1999         to October 31, 1998
----------------------------------------------------------   --------------    -----------    -----------     -------------------
Net asset value, beginning of period..................        $ 14.72           $ 12.66        $ 10.34            $ 10.00
                                                              -------           -------        -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income................................           0.01              0.03           0.04+              0.02+
 Net realized and change in unrealized
 gain or loss on investments..........................          (0.50)             3.86           2.32               0.32
                                                              -------           -------        -------            -------
   Total income from investment operations............          (0.49)             3.89           2.36               0.34
                                                              -------           -------        -------            -------
Less Distributions:
 From net investment income...........................          (0.02)            (0.05)         (0.04)                --
 From net realized gains on investments...............          (2.02)            (1.78)            --                 --
                                                              -------           -------        -------            -------
   Total distributions................................          (2.04)            (1.83)         (0.04)                --
                                                              -------           -------        -------            -------
Net asset value, end of period........................        $ 12.19           $ 14.72        $ 12.66            $ 10.34
                                                              =======           =======        =======            =======

Total return..........................................          (3.18)%           35.14%         22.81%              3.40%
Net assets, end of period (000's).....................        $16,375           $10,999        $ 3,434            $   269
Ratio of net investment expenses to average
 net assets...........................................           1.00%(1)          1.00%          1.00%              1.00%(1)
Ratio of net investment income to average net assets..           0.21%(1)          0.13%          0.30%              0.32%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets.....................           1.48%(1)          1.50%          2.03%              2.76%(1)
Portfolio turnover rate...............................          76.33%           180.24%        130.93%            129.87%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 49

Index Plus Funds
Financial Highlights (continued)
Index Plus Mid Cap
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                                 Period From
                                                                                 Six Month                      March 1, 1999
                                                                                Period Ended   Year Ended     (Date of Initial
                                                                               April 30, 2001  October 31,    Public Offering)
                                 CLASS B                                        (Unaudited)       2000       to October 31, 1999
----------------------------------------------------------------------------   --------------  -----------   -------------------
Net asset value, beginning of period.........................................       $14.62        $ 12.61         $ 11.23
                                                                                    ------        -------         -------
Income from investment operations:
 Net investment income ......................................................        (0.01)         (0.02)          (0.04)+
 Net realized and change in unrealized gain or loss on investments...........        (0.52)          3.79            1.42
                                                                                    ------        -------         -------
   Total income from investment operations ..................................        (0.53)          3.77            1.38
                                                                                    ------        -------         -------
Less distributions:
 From net realized gains on investments......................................        (1.98)         (1.76)             --
                                                                                    ------        -------         -------
   Total distributions.......................................................        (1.98)         (1.76)             --
                                                                                    ------        -------         -------
Net asset value, end of period...............................................       $12.11        $ 14.62         $ 12.61
                                                                                    ======        =======         =======

Total return ................................................................        (3.51)%        34.09%          12.29%
Net assets, end of period (000's)............................................       $1,179        $ 1,568         $   446
Ratio of net investment expenses to average net assets.......................         1.75%(1)       1.75%           1.75%(1)
Ratio of net investment income to average net assets.........................        (0.54)%(1)     (0.62)%         (0.45)%(1)
Ratio of expenses before reimbursement and waiver to average net assets .....         2.23%(1)       2.25%           2.78%(1)
Portfolio turnover rate .....................................................        76.33%        180.24%         130.93%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

50  See Notes to Financial Statements.

Index Plus Mid Cap
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:


                                                                                                   Period From
                                             Six Month                                            June 30, 1998
                                            Period Ended      Year Ended      Year Ended        (Date Of Initial
                                           April 30, 2001     October 31,     October 31,       Public Offering)
                 CLASS C                    (Unaudited)          2000            1999          To October 31, 1998
---------------------------------------    --------------     ------------    ------------     -------------------
Net asset value,
 beginning of period ...................    $14.60             $ 12.59         $ 10.33            $ 10.92
                                            ------             -------         -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..................     (0.01)              (0.02)          (0.02)+            (0.01)+
 Net realized and  change in unrealized
 gain or loss on investments ...........     (0.52)               3.81            2.31              (0.58)
                                             ------            -------         -------            -------
   Total income from investment
    operations..........................     (0.53)               3.79            2.29              (0.59)
                                             ------            -------         -------            -------
Less Distributions:
 From net investment
 income.................................        --                  --           (0.03)                --
 From net realized
 gains on investments...................     (1.98)              (1.78)             --                 --
                                             ------            -------         -------            -------
   Total distributions..................     (1.98)              (1.78)          (0.03)                --
                                             ------            -------         -------            -------
Net asset value, end
 of period .............................    $12.09             $ 14.60         $ 12.59            $ 10.33
                                            ======             =======         =======            =======

Total return ...........................     (3.45)%             34.41%          22.19%             (5.40)%
Net assets, end of
 period (000's) ........................    $1,776             $ 1,612         $   516            $   100
Ratio of net investment expenses
 to average net assets..................      1.50%(1)            1.50%           1.50%              1.50%(1)
Ratio of net investment income to
 average net assets ....................     (0.29)%(1)          (0.37)%         (0.20)%            (0.18)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.98%(1)            2.00%           2.53%              3.26%(1)
Portfolio turnover rate.................     76.33%             180.24%         130.93%            129.87%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.








                                          See Notes to Financial Statements.  51

Index Plus Funds
Financial Highlights (Continued)
Index Plus Small Cap
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                                                                               Period From
                                                             Six Month                                      February 3, 1998
                                                            Period Ended     Year Ended     Year Ended      (Commencement of
                                                           April 30, 2001    October 31,    October 31,        Operations)
                       CLASS I                              (Unaudited)         2000           1999        To October 31, 1998
---------------------------------------------------------  --------------    -----------    -----------    -------------------
Net asset value, beginning of period.....................      $11.66          $  9.95         $ 8.87            $ 10.00
                                                               ------          -------         ------            -------
Income From Investment Operations:
 Net Investment Income...................................       (0.01)           (0.02)          0.02+              0.02+
 Net realized and change in unrealized gain or loss
 on investments..........................................       (0.03)            1.74           1.08              (1.15)
                                                               ------          -------         ------            -------
   Total income from investment operations...............       (0.04)            1.72           1.10              (1.13)
                                                               ------          -------         ------            -------
Less Distributions:
 From net investment income..............................          --            (0.01)         (0.02)                --
                                                               ------          -------         ------            -------
   Total distributions...................................          --            (0.01)         (0.02)                --
                                                               ------          -------         ------            -------
Net asset value, end of period...........................      $11.62          $ 11.66         $ 9.95            $  8.87
                                                               ======          =======         ======            =======

Total return.............................................       (0.34)%          17.35%         12.46%            (11.30)%
Net assets, end of period (000's)........................      $4,252          $ 4,825         $5,902            $ 5,862
Ratio of net investment expenses to average net assets...        0.75%(1)         0.75%          0.75%              0.75%(1)
Ratio of net investment income to average net assets.....        0.10%(1)        (0.05)%         0.22%              0.25%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets......................................        1.81%(1)         1.52%          2.03%              2.63%(1)
Portfolio turnover rate..................................       63.14%          133.95%         85.28%            100.41%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

52  See Notes to Financial Statements.

INDEX PLUS SMALL CAP
================================================================================
Selected data for a fund share outstanding throughout each period:


                                                                                                         Period From
                                                             Six Month                                 February 3, 1998
                                                            Period Ended   Year Ended   Year Ended     (Commencement of
                                                           April 30, 2001  October 31,  October 31,       Operations)
                      CLASS A                                (Unaudited)       2000        1999       to October 31, 1998
---------------------------------------------------------  --------------  -----------  -----------   -------------------

Net asset value, beginning of period ....................     $  11.61       $  9.92      $ 8.86           $ 10.00
                                                              --------       -------      ------           -------
Income From Investment Operations:
 Net investment income ..................................           --         (0.03)         --+               --+
 Net realized and change in unrealized gain or loss
 on investments .........................................        (0.06)         1.72        1.07             (1.14)
                                                              --------       -------      ------           -------
      Total income from investment operations ...........        (0.06)         1.69        1.07             (1.14)
                                                              --------       -------      ------           -------
Less Distributions:
 From net investment income .............................           --            --       (0.01)               --
      Total distributions ...............................           --            --       (0.01)               --
                                                              --------       -------      ------           -------
Net asset value, end of period ..........................     $  11.55       $ 11.61      $ 9.92           $  8.86
                                                              ========       =======      ======           =======

Total return ............................................        (0.52)%       17.04%      12.13%           (11.40)%
Net assets, end of period (000's) .......................     $  4,804       $ 3,806      $2,348           $   349
Ratio of net investment expenses to average net assets ..         1.00%(1)      1.00%       1.00%             1.00%(1)
Ratio of net investment income to average net assets ....        (0.15)%(1)    (0.30)%     (0.02)%            0.00%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .....................................         2.06%(1)      1.77%       2.28%             2.88%(1)
Portfolio turnover rate .................................        63.14%       133.95%      85.28%           100.41%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                          See Notes to Financial Statements.  53

Index Plus Funds
Financial Highlights (continued)
Index Plus Small Cap
===============================================================================

Selected data for a fund share outstanding throughout each period:

                                                                                                                    Period From
                                                                                     Six Month                      March 1, 1999
                                                                                   Period Ended    Year Ended     (Date of Initial
                                                                                  April 30, 2001    October 31,   Public Offering)
                                     Class B                                       (Unaudited)         2000      to October 31, 1999
-------------------------------------------------------------------------------   --------------    ----------   -------------------
Net asset value, beginning of period...........................................       $11.48         $  9.88          $ 8.91
                                                                                      ------         -------          ------
Income from Investment Operations:
 Net investment income.........................................................           --           (0.03)+         (0.05)+
 Net realized and change in unrealized gain or loss on investments.............        (0.10)           1.63            1.02
                                                                                      ------         -------          ------
     Total income from investment operations...................................        (0.10)           1.60            0.97
                                                                                      ------         -------          ------
Net asset value, end of period.................................................       $11.38         $ 11.48          $ 9.88
                                                                                      ======         =======          ======

Total return...................................................................        (0.87)%         16.19%          10.89%
Net assets, end of period (000's)..............................................       $  400         $   299          $  193
Ratio of net investment expenses to average net assets.........................         1.75%(1)        1.75%           1.75%(1)
Ratio of net investment income to average net assets...........................         0.89%(1)       (1.05)%         (0.77)%(1)
Ratio of expenses before reimbursement and waiver to average net assets........         2.81%(1)        2.52%           3.03%(1)
Portfolio turnover rate........................................................        63.14%         133.95%          85.28%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

54   See Notes to Financial Statements.

Index Plus Small Cap
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                                                                    Period From
                                                 Six Month                                         June 30, 1998
                                                Period Ended     Year Ended     Year Ended       (Date of Initial
                                               April 30, 2001    October 31,    October 31,      Public Offering)
                  CLASS C                       (Unaudited)         2000           1999         to October 31, 1998
--------------------------------------------   --------------    -----------    -----------     -------------------
Net asset value, beginning of period.......     $11.50            $  9.87        $ 8.84            $ 10.62
                                                ------            -------        ------            -------
INCOME FROM INVESTMENT  OPERATIONS:
 Net investment income....................       (0.01)             (0.03)        (0.05)+            (0.02)+
 Net realized and change in unrealized
 gain or loss on investments..............       (0.08)              1.66          1.08              (1.76)
                                                ------            -------        ------            -------
   Total income from investment
    operations............................       (0.09)              1.63          1.03              (1.78)
                                                ------            -------        ------            -------
Net asset value, end of period ...........      $11.41            $ 11.50        $ 9.87            $  8.84
                                                ======            =======        ======            =======

Total return..............................       (0.78)%            16.51%        11.66%            (16.76)%
Net assets, end of period (000's).........      $  522            $   615        $  589            $   155
Ratio of net investment expenses
  to average net assets...................        1.50%(1)           1.50%         1.50%              1.50%(1)
Ratio of net investment income to
  average net assets......................       (0.65)%(1)         (0.80)%       (0.52)%            (0.50)%(1)
Ratio of expenses before
  reimbursement and waiver to
  average net assets .....................        2.56%(1)           2.27%         2.78%              3.38%(1)
Portfolio turnover rate...................       63.14%            133.95%        85.28%            100.41%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 55

Aetna Mutual Funds
10 State House Square                                                    [STAMP]
Hartford, CT 06103-3602